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           NYLIAC PINNACLE VUL AND NYLIAC PINNACLE SVUL ANNUAL REPORT
                               DECEMBER 31, 2003

                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summary and Tables of Policy Values.............        5
NYLIAC Variable Universal Life Separate Account-I
  Statement of Assets and Liabilities.......................       10
  Statement of Operations...................................       20
  Statement of Changes in Net Assets........................       24
  Notes to Financial Statements.............................       30
  Report of Independent Auditor.............................       76
The Annual Report for the MainStay VP Series Fund, Inc.
  Chairman's Letter.........................................      M-1
  Definitions of Indices....................................      M-2
  Portfolio Managers' Comments..............................      M-5
  Directors and Officers....................................     M-66
  Bond--Initial Class.......................................     M-70
  Capital Appreciation--Initial Class.......................     M-76
  Cash Management...........................................     M-81
  Convertible--Initial Class................................     M-86
  Equity Income--Initial Class*.............................     M-94
  Government--Initial Class.................................     M-98
  Growth Equity--Initial Class..............................    M-103
  High Yield Corporate Bond--Initial Class..................    M-108
  Indexed Equity--Initial Class.............................    M-122
  International Equity--Initial Class*......................    M-132
  Mid Cap Core--Initial Class*..............................    M-138
  Mid Cap Growth--Initial Class*............................    M-146
  Small Cap Growth--Initial Class*..........................    M-151
  Total Return--Initial Class...............................    M-156
  Value--Initial Class......................................    M-166
  American Century Income & Growth--Initial Class...........    M-170
  Dreyfus Large Company Value--Initial Class................    M-176
  Eagle Asset Management Growth Equity--Initial Class.......    M-180
  Lord Abbett Developing Growth--Initial Class*.............    M-184
  Notes to Financial Statements.............................    M-189
  Report of Independent Auditor.............................    M-208
* The MainStay VP Equity Income--Initial Class,
  International Equity--Initial Class, Mid Cap Core--Initial
  Class, Mid Cap Growth--Initial Class, Small Cap
  Growth--Initial Class and Lord Abbett Developing
  Growth--Initial Class are not available under the Pinnacle
  VUL and Pinnacle SVUL policies.

The Annual Reports for the Portfolios listed below follow:
  Alger American Leveraged AllCap--Class O Shares...........
  Alger American Small Capitalization--Class O Shares.......
  American Century VP Inflation Protection--Class II........
  American Century VP International--Class II...............
  American Century VP Value--Class II.......................
  Dreyfus IP Technology Growth--Initial Shares..............
  Dreyfus VIF Developing Leaders--Initial Shares............
  Fidelity(R) VIP Contrafund(R)--Initial Class..............
  Fidelity(R) VIP Equity-Income--Initial Class..............
  Fidelity(R) VIP Growth--Initial Class.....................
  Fidelity(R) VIP Index 500--Initial Class..................
  Fidelity(R) VIP Investment Grade Bond--Initial Class......
  Fidelity(R) VIP Mid Cap--Initial Class....................
  Fidelity(R) VIP Overseas--Initial Class...................
  Janus Aspen Series Balanced--Institutional Shares.........
  Janus Aspen Series Mid Cap Growth--Institutional Shares...
  Janus Aspen Series Worldwide Growth--Institutional
    Shares..................................................
  MFS(R) Investors Trust Series--Initial Class..............
  MFS(R) New Discovery Series--Initial Class................
  MFS(R) Research Series--Initial Class.....................
  MFS(R) Utilities Series--Initial Class....................
  Neuberger Berman AMT Mid-Cap Growth.......................
  T. Rowe Price Equity Income Portfolio.....................
  T. Rowe Price Limited-Term Bond Portfolio.................
  Van Eck Worldwide Absolute Return.........................
  Van Eck Worldwide Hard Assets.............................
  Van Kampen UIF Emerging Markets Debt--Class I.............
  Van Kampen UIF Emerging Markets Equity--Class I...........
  Van Kampen UIF U.S. Real Estate--Class I..................

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LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present the Annual Report for the Pinnacle VUL and Pinnacle SVUL policies for the period ended December 31, 2003.

The year 2003 brought its share of turmoil and uncertainty, from terrorism and military conflicts to rising energy prices and the falling value of the U.S. dollar in world markets. Of course, there were encouraging signs too, with the equity markets turning positive for the first time since 1999. The Dow Jones Industrial Average (DJIA)(1), the NASDAQ Composite(2), and S&P 500(R) Index(3) all finished the year with double-digit increases. And the Gross Domestic Product (GDP)(4) was up strongly at year-end.

Regardless of the challenges we face ahead, I want you to know that New York Life Insurance and Annuity Corporation (NYLIAC) and its parent company, New York Life Insurance Company, will be there to help you navigate through these uncertain times. Since we opened our doors for business in 1845, our values of financial strength, integrity and humanity have enabled us to grow and meet our obligations through history's ups and downs. Our commitment to your financial security has always been our top priority -- and you can be certain it will remain so.

NYLIAC's Pinnacle VUL and Pinnacle SVUL policies were designed to help you with your long-term financial goals. They offer a variety of investment divisions(5) and features to assist you in developing a diverse and disciplined investment strategy to help you meet your objectives.

Please take an opportunity to review this Annual Report. It provides performance data, portfolio manager commentaries, individual portfolio holdings and separate account financial statements for each of the investment divisions in your policy, and is an excellent source of information on the investment allocations you have chosen.

We sincerely value the trust you have placed in NYLIAC and New York Life. Rest assured, you can count on us to be there when you need us -- just as generations of Americans have been doing for more than a century and a half.

Sincerely,

-s- Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

January 2004

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure and other service oriented firms. An investment cannot be made directly into an index.
(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and include over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.
(3) S&P 500(R) -- "Standard & Poor's 500 Composite Price Index(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(4) Gross Domestic Product (GDP) is the monetary value of all goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments and exports minus imports.
(5) The investment divisions offered through the NYLIAC Pinnacle VUL and Pinnacle SVUL are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

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NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE (VUL) AND NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
PERFORMANCE SUMMARY(1)
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING DECEMBER 31, 2003(2)

--------------------------------------------------------------------------------

                                                      INCEPTION   YEAR TO                                              SINCE
INVESTMENT DIVISION(3)                                 DATE(4)     DATE     1 YEAR   3 YEARS   5 YEARS    10 YEARS   INCEPTION
MainStay VP American Century Income &
  Growth--Initial Class                                 5/1/1998   28.69%    28.69%   (1.78)%   (0.10)%      N/A        1.54 %
MainStay VP Bond--Initial Class                        1/23/1984    4.52%     4.52%    7.73%     6.22%      6.56%       9.06 %
MainStay VP Capital Appreciation--Initial Class        1/29/1993   26.99%    26.99%  (12.30)%   (5.46)%     7.10%       8.32 %
MainStay VP Cash Management--Current Yield as of
  12/31/03 is .59%(5)                                  1/29/1993    0.67%     0.67%    1.94%     3.33%      4.14%       4.01 %
MainStay VP Convertible--Initial Class                 10/1/1996   22.23%    22.23%    3.26%     8.23%       N/A        8.94 %
MainStay VP Dreyfus Large Company Value--Initial
  Class                                                 5/1/1998   27.95%    27.95%   (1.95)%    1.40%       N/A        1.74 %
MainStay VP Eagle Asset Management Growth Equity--
  Initial Class                                         5/1/1998   28.05%    28.05%   (8.46)%    2.71%       N/A        5.39 %
MainStay VP Government--Initial Class                  1/29/1993    1.88%     1.88%    6.07%     5.65%      6.29%       6.27 %
MainStay VP Growth Equity--Initial Class               1/23/1984   26.37%    26.37%   (7.41)%   (0.06)%    10.04%      10.86 %
MainStay VP High Yield Corporate Bond--Initial Class    5/1/1995   36.37%    36.37%   13.45%     9.17%       N/A       10.19 %
MainStay VP Indexed Equity--Initial Class              1/29/1993   28.19%    28.19%   (4.30)%   (0.83)%    10.70%      10.57 %
MainStay VP Total Return--Initial Class                1/29/1993   19.68%    19.68%   (3.75)%   (0.04)%     7.51%       8.23 %
MainStay VP Value--Initial Class                        5/1/1995   27.37%    27.37%    0.32%     4.40%       N/A        8.94 %
Alger American Leveraged AllCap--Class O Shares        1/25/1995   34.72%    34.72%   (9.20)%    0.04%       N/A       15.76 %
Alger American Small Capitalization--Class O Shares    9/21/1988   42.34%    42.34%   (9.54)%   (5.02)%     3.64%      10.45 %
American Century VP Inflation Protection--Class II    12/31/2002    5.61%     5.61%     N/A       N/A        N/A        5.61 %
American Century VP International--Class II            8/15/2001   24.36%    24.36%     N/A       N/A        N/A       (3.87)%
American Century VP Value--Class II                    8/14/2001   28.81%    28.81%     N/A       N/A        N/A        6.51 %
Dreyfus IP Technology Growth--Initial Shares           8/31/1999   50.96%    50.96%  (15.11)%     N/A        N/A       (8.04)%
Dreyfus VIF Developing Leaders--Initial Shares         8/31/1990   31.69%    31.69%    0.00%     6.89%      9.84%      24.96 %
Fidelity(R) VIP Contrafund(R)--Initial Class            1/3/1995   28.46%    28.46%    0.71%     3.47%       N/A       13.96 %
Fidelity(R) VIP Equity-Income--Initial Class           10/9/1986   30.33%    30.33%    0.95%     3.47%     10.86%      11.12 %
Fidelity(R) VIP Growth--Initial Class                  10/9/1986   32.85%    32.85%   (8.56)%   (1.32)%     9.60%      11.59 %
Fidelity(R) VIP Index 500--Initial Class               8/27/1992   28.41%    28.41%   (4.26)%   (0.83)%    10.77%      10.92 %
Fidelity(R) VIP Investment Grade Bond--Initial Class   12/5/1988    5.20%     5.20%    7.98%     6.74%      6.72%       7.81 %
Fidelity(R) VIP Mid-Cap--Initial Class                12/28/1998   38.64%    38.64%    6.54%    19.25%       N/A       19.93 %
Fidelity(R) VIP Overseas--Initial Class                1/28/1987   43.37%    43.37%   (3.43)%    0.77%      5.15%       6.22 %
Janus Aspen Series Balanced--Institutional Shares      9/13/1993   14.05%    14.05%    0.57%     4.73%     11.69%      12.09 %
Janus Aspen Series Mid Cap Growth--Institutional
  Shares                                               9/13/1993   35.10%    35.10%  (16.15)%   (1.95)%     8.17%       9.68 %
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                               9/13/1993   23.99%    23.99%  (10.52)%   (0.13)%    10.07%      11.65 %
MFS(R) Investors Trust Series--Initial Class           10/9/1995   22.15%    22.15%   (6.73)%   (2.87)%      N/A        7.56 %
MFS(R) New Discovery Series--Initial Class              5/1/1998   33.72%    33.72%   (4.60)%    8.09%       N/A        7.52 %
MFS(R) Research Series--Initial Class                  7/26/1995   24.71%    24.71%   (9.50)%   (2.64)%      N/A        6.91 %
MFS(R) Utilities Series--Initial Class                  1/3/1995   35.89%    35.89%   (7.34)%    2.19%       N/A       11.91 %
Neuberger Berman AMT Mid-Cap Growth                    11/3/1997   28.07%    28.07%  (11.98)%   (0.58)%      N/A        7.76 %
T. Rowe Price Limited-Term Bond Portfolio              5/13/1994    4.28%     4.28%    6.04%     5.61%       N/A        5.99 %
T. Rowe Price Equity Income Portfolio                  3/31/1994   25.50%    25.50%    3.42%     5.34%       N/A       12.47 %
Van Eck Worldwide Absolute Return                       5/1/2003     N/A       N/A      N/A       N/A        N/A        0.20 %
Van Eck Worldwide Hard Assets                           9/1/1989   44.78%    44.78%    8.00%    11.17%      3.70%       5.18 %
Van Kampen UIF Emerging Markets Debt--Class I          6/16/1997   27.86%    27.86%   15.42%    17.25%       N/A        7.44 %
Van Kampen UIF Emerging Markets Equity--Class I        10/1/1996   49.67%    49.67%    8.44%     8.69%       N/A        1.70 %
Van Kampen UIF U.S. Real Estate--Class I                3/3/1997   37.51%    37.51%   14.43%    13.80%       N/A       10.74 %
------------------------------------------------------------------------------------------------------------------------------

(1) Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more of less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less that the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and the deduction of portfolio investment management and operating expenses. It does not reflect the policy's sales expense charge, state and federal tax charge, monthly contract charge, per $1,000 of face amount charge, mortality and expense risk charge and cost of insurance charges. Had these expenses been deducted, total returns would be lower. Consequently, the returns shown are greater than actual returns that would have been achieved under the policy during the periods shown. The advisors to some of the Investment Divisions have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower. You can access the most current performance information by logging on to www.newyorklife.com.

(2) The values shown are unaudited.

(3) The Investment Divisions offered through NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary.

(4) The Inception Date is the date the underlying portfolio was established, not the date the portfolio was added as an Investment Division to the Separate Account. NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL were first introduced for sale on 6/11/01. For the period from the Inception Date, until June 11, 2001, values assume that the NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL policies were available, which they were not.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

NYLIAC PINNACLE VUL POLICY VALUES(1):
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH DECEMBER 31, 2003
$5,000,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES(2)

--------------------------------------------------------------------------------

                                                              INCEPTION                                                SINCE
INVESTMENT DIVISION                                              DATE      1 YEAR    3 YEARS   5 YEARS   10 YEARS    INCEPTION
MainStay VP American Century Income & Growth--Initial Class     5/1/1998   44,495    164,694   267,837      N/A        361,440
MainStay VP Bond--Initial Class                                1/23/1984   35,836    169,207   323,450     965,013   3,296,043
MainStay VP Capital Appreciation--Initial Class                1/29/1993   43,956    144,250   218,912     758,394     899,870
MainStay VP Cash Management(3)                                 1/29/1993   34,401    152,603   282,070     808,454     921,793
MainStay VP Convertible--Initial Class                         10/1/1996   42,264    172,332   309,461      N/A        681,426
MainStay VP Dreyfus Large Company Value--Initial Class--        5/1/1998   44,212    161,167   276,386      N/A        368,384
MainStay VP Eagle Asset Management Growth Equity--Initial
  Class                                                         5/1/1998   44,409    150,863   246,968      N/A        357,899
MainStay VP Government--Initial Class                          1/29/1993   34,851    164,142   313,927     936,160   1,072,118
MainStay VP Growth Equity--Initial Class                       1/23/1984   43,420    152,135   247,018     913,001   4,490,005
MainStay VP High Yield Corporate Bond--Initial Class            5/1/1995   47,743    210,323   376,515      N/A        905,379
MainStay VP Indexed Equity--Initial Class                      1/29/1993   44,359    159,482   256,962     946,723   1,123,687
MainStay VP Total Return--Initial Class                        1/29/1993   41,336    155,377   258,062     862,546   1,009,721
MainStay VP Value--Initial Class                                5/1/1995   43,935    164,589   295,259      N/A        732,536
Alger American Leveraged AllCap--Class O Shares                1/25/1995   47,086    152,807   235,964      N/A        798,255
Alger American Small Capitalization--Class O Shares            9/21/1988   49,698    165,608   237,757     676,502   1,691,665
American Century VP Inflation Protection--Class II            12/31/2002   36,251      N/A       N/A        N/A         36,251
American Century VP International--Class II                    8/15/2001   42,709      N/A       N/A        N/A        172,757
American Century VP Value--Class II                            8/14/2001   44,474      N/A       N/A        N/A        186,608
Dreyfus IP Technology Growth--Initial Shares                   8/31/1999   53,080    157,571     N/A        N/A        259,387
Dreyfus VIF Developing Leaders--Initial Shares                 8/31/1990   45,672    170,524   306,694     992,985   2,992,236
Fidelity(R) VIP Contrafund(R)--Initial Class                    1/3/1995   44,435    175,226   293,042      N/A        893,517
Fidelity(R) VIP Equity-Income--Initial Class                   10/9/1986   45,013    171,435   299,039   1,012,410   3,533,937
Fidelity(R) VIP Growth--Initial Class                          10/9/1986   46,131    153,925   241,781     893,566   3,348,783
Fidelity(R) VIP Index 500--Initial Class                       8/27/1992   44,443    159,737   257,324     948,289   1,306,360
Fidelity(R) VIP Investment Grade Bond--Initial Class           12/5/1988   36,098    170,965   328,247     982,405   1,887,292
Fidelity(R) VIP Mid-Cap--Initial Class                        12/28/1998   48,028    192,620   399,204      N/A        399,204
Fidelity(R) VIP Overseas--Initial Class                        1/28/1987   49,615    176,927   272,532     807,755   1,982,179
Janus Aspen Series Balanced--Institutional Shares              9/13/1993   39,235    161,207   284,819   1,093,247   1,250,089
Janus Aspen Series Mid Cap Growth--Institutional Shares        9/13/1993   47,054    151,149   217,680     766,195     935,904
Janus Aspen Series Worldwide Growth--Institutional Shares      9/13/1993   42,624    146,452   230,681     893,739   1,067,423
MFS(R) Investors Trust Series--Initial Class                   10/9/1995   42,122    151,749   245,180      N/A        671,528
MFS(R) New Discovery Series--Initial Class                      5/1/1998   46,493    157,356   276,491      N/A        396,647
MFS(R) Research Series--Initial Class                          7/26/1995   43,097    149,150   235,626      N/A        641,683
MFS(R) Utilities Series--Initial Class                          1/3/1995   47,347    163,807   268,632      N/A        792,716
Neuberger Berman AMT Mid-Cap Growth                            11/3/1997   44,388    146,751   230,914      N/A        447,683
T. Rowe Price Limited-Term Bond Portfolio                      5/13/1994   35,776    163,966   310,944      N/A        899,789
T. Rowe Price Equity Income Portfolio                          3/31/1994   43,266    172,203   313,586      N/A      1,081,486
Van Eck Worldwide Absolute Return                               5/1/2003    N/A        N/A       N/A        N/A         36,873
Van Eck Worldwide Hard Assets                                   9/1/1989   50,116    207,621   375,434     948,308   1,649,120
Van Kampen UIF Emerging Markets Debt--Class I                  6/16/1997   44,545    208,212   420,016      N/A        651,163
Van Kampen UIF Emerging Markets Equity--Class I                10/1/1996   52,006    208,607   333,292      N/A        696,036
Van Kampen UIF U.S. Real Estate--Class I                        3/3/1997   47,896    210,783   424,554      N/A        709,055
------------------------------------------------------------------------------------------------------------------------------

(1) The NYLIAC Pinnacle VUL Policy Values table is designed to demonstrate how the investment experience of each Investment Division, of the VUL Separate Account-I, would have affected the policy cash value of hypothetical policies held for the specified time periods ending December 31, 2003. The illustration assumes a $100,000 annual premium is allocated to each individual Investment Division. It also assumes the insured is a 50 year-old male preferred risk class, a level death benefit option with a policy face amount of $5,000,000 purchased on the day that the underlying Portfolio was established.

(2) The Policy Values are based on the policy's current charges and expenses. These include the policy's sales expense charge (for premiums paid up to the target premium: 56.75% in the first policy year, 26.75% for policy years 2-5, 1.75% for policy year 6, and for policy years 7 and beyond the charge is 0.75%; and for premiums paid in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond), a state tax charge (2.00% from all premiums paid), a federal tax charge (1.25% from all premiums paid for non-qualified policies), a monthly contract charge ($100 in the first policy year and $25 in policy years 2 and beyond is deducted from the policy cash value monthly), for policy years 1-5, a per $1,000 of face amount charge ($0.03 per $1,000 of the policy's face amount and any term rider insurance benefit, is deducted from the policy cash value monthly), a mortality and expense risk charge (deducted monthly from the assets in the separate account: up to .55% in policy years 1-20, up to .35% in policy years 21 and beyond), cost of insurance charges, and total portfolio operating expenses. If guaranteed charges and expenses were used, the results would have been lower. (Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge.) We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete charges and expenses under the policy, age, sex, and underwriting classification of the insured(s).

(3) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

NYLIAC PINNACLE SVUL POLICY VALUES(1:)
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH DECEMBER 31, 2003
$10,000,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES(2)

--------------------------------------------------------------------------------

                                                           INCEPTION                       POLICY VALUES                 SINCE
INVESTMENT DIVISION                                           DATE     1 YEAR    3 YEARS      5 YEARS      10 YEARS    INCEPTION
MainStay VP American Century Income & Growth--Initial
  Class                                                      5/1/1998  172,498   498,407       790,134        N/A         989,146
MainStay VP Bond--Initial Class                             1/23/1984  139,855   518,751       950,016     2,469,136    8,340,283
MainStay VP Capital Appreciation--Initial Class             1/29/1993  170,250   433,341       647,210     1,990,641    2,358,534
MainStay VP Cash Management(3)                              1/29/1993  134,605   466,596       830,078     2,059,905    2,328,457
MainStay VP Convertible--Initial Class                      10/1/1996  163,822   523,570       917,010        N/A       1,762,429
MainStay VP Dreyfus Large Company Value--Initial Class       5/1/1998  171,489   488,739       816,094        N/A       1,010,023
MainStay VP Eagle Asset Management Growth Equity--Initial
  Class                                                      5/1/1998  171,746   454,221       736,661        N/A         983,440
MainStay VP Government--Initial Class                       1/29/1993  136,258   502,665       922,397     2,395,812    2,721,778
MainStay VP Growth Equity--Initial Class                    1/23/1984  168,489   458,844       733,041     2,408,234   11,175,919
MainStay VP High Yield Corporate Bond--Initial Class         5/1/1995  183,253   638,066     1,101,740        N/A       2,341,990
MainStay VP Indexed Equity--Initial Class                   1/29/1993  171,859   481,754       758,853     2,497,058    2,948,280
MainStay VP Total Return--Initial Class                     1/29/1993  160,371   470,363       762,298     2,245,800    2,618,378
MainStay VP Value--Initial Class                             5/1/1995  170,640   499,951       873,148        N/A       1,907,081
Alger American Leveraged AllCap--Class O Shares             1/25/1995  180,984   458,021       700,751        N/A       2,171,548
Alger American Small Capitalization--Class O Shares         9/21/1988  191,191   494,307       701,841     1,741,053    4,346,474
American Century VP Inflation Protection--Class II         12/31/2002  141,316     N/A         N/A            N/A         141,316
American Century VP International--Class II                 8/15/2001  166,466     N/A         N/A            N/A         499,297
American Century VP Value--Class II                         8/14/2001  172,600     N/A         N/A            N/A         544,955
Dreyfus IP Technology Growth--Initial Shares                8/31/1999  203,057   468,972       N/A            N/A         734,130
Dreyfus VIF Developing Leaders--Initial Shares              8/31/1990  176,638   515,175       908,055     2,578,300    8,232,556
Fidelity(R) VIP Contrafund(R)--Initial Class                 1/3/1995  172,183   528,912       865,216        N/A       2,375,032
Fidelity(R) VIP Equity-Income--Initial Class                10/9/1986  174,641   519,445       881,758     2,645,951    8,824,610
Fidelity(R) VIP Growth--Initial Class                       10/9/1986  178,202   462,992       715,930     2,354,784    8,422,037
Fidelity(R) VIP Index 500--Initial Class                    8/27/1992  172,165   482,487       759,825     2,501,499    3,369,910
Fidelity(R) VIP Investment Grade Bond--Initial Class        12/5/1988  140,805   523,749       964,181     2,513,571    4,750,723
Fidelity(R) VIP Mid-Cap--Initial Class                     12/28/1998  185,897   584,306     1,195,978        N/A       1,195,978
Fidelity(R) VIP Overseas--Initial Class                     1/28/1987  192,193   530,412       805,772     2,076,263    4,996,546
Janus Aspen Series Balanced--Institutional Shares           9/13/1993  152,717   489,757       842,456     2,880,643    3,219,119
Janus Aspen Series Mid Cap Growth--Institutional Shares     9/13/1993  181,364   449,955       650,123     2,026,399    2,392,487
Janus Aspen Series Worldwide Growth--Institutional Shares   9/13/1993  165,993   441,390       688,548     2,366,335    2,751,782
MFS(R) Investors Trust Series--Initial Class                10/9/1995  163,634   458,160       723,280        N/A       1,712,714
MFS(R) New Discovery Series--Initial Class                   5/1/1998  179,420   476,103       830,775        N/A       1,096,651
MFS(R) Research Series--Initial Class                       7/26/1995  167,161   448,886       696,976        N/A       1,650,736
MFS(R) Utilities Series--Initial Class                       1/3/1995  182,467   491,606       796,625        N/A       2,105,459
Neuberger Berman AMT Mid-Cap Growth                         11/3/1997  171,726   440,269       687,685        N/A       1,167,162
T. Rowe Price Limited-Term Bond Portfolio                   5/13/1994  139,563   501,971       914,074        N/A       2,283,496
T. Rowe Price Equity Income Portfolio                       3/31/1994  168,115   523,809       924,756        N/A       2,815,170
Van Eck Worldwide Absolute Return                            5/1/2003    N/A       N/A         N/A            N/A         136,352
Van Eck Worldwide Hard Assets                                9/1/1989  194,132   626,344     1,109,112     2,369,867    4,124,467
Van Kampen UIF Emerging Markets Debt--Class I               6/16/1997  171,641   635,440     1,244,400        N/A       1,744,828
Van Kampen UIF Emerging Markets Equity--Class I             10/1/1996  200,833   629,245       987,857        N/A       1,742,601
Van Kampen UIF U.S. Real Estate--Class I                     3/3/1997  184,616   640,667     1,243,715        N/A       1,905,068
---------------------------------------------------------------------------------------------------------------------------------

(1) The NYLIAC Pinnacle SVUL Policy Values table is designed to demonstrate how the investment experience of each Investment Division, of the VUL Separate Account-I, would have affected the policy cash value of hypothetical policies held for the specified time periods ending December 31, 2003. The illustration assumes a $200,000 annual premium is allocated to each individual Investment Division. It also assumes the insureds are a 50 year-old male preferred risk class and a 50 year-old female preferred risk class, a level death benefit option with a policy face amount of $10,000,000 purchased on the day that the underlying Portfolio was established.

(2) The Policy Values are based on the policy's current charges and expenses. These include the policy's sales expense charge (for premiums paid up to the target premium: 56.75% in the first policy year, 26.75% for policy years 2-5, 1.75% for policy year 6, and for policy years 7 and beyond the charge is 0.75%; and for premiums paid in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond), a state tax charge (2.00% from all premiums paid), a federal tax charge (1.25% from all premiums paid for non-qualified policies), a monthly contract charge ($100 in the first policy year and $25 in policy years 2 and beyond is deducted from the policy cash value monthly), for policy years 1-5, a per $1,000 of face amount charge ($0.03 per $1,000 of the policy's face amount and any term rider insurance benefit, is deducted from the policy cash value monthly), a mortality and expense risk charge (deducted monthly from the assets in the separate account: up to .55% in policy years 1-20, up to .35% in policy years 21 and beyond), cost of insurance charges, and total portfolio operating expenses. If guaranteed charges and expenses were used, the results would have been lower. (Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge.) We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete charges and expenses under the policy, age, sex, and underwriting classification of the insured(s).

(3) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003


                                                                            MAINSTAY VP
                                                           MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                              BOND--       APPRECIATION--        CASH
                                                          INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 24,864,355     $220,379,520     $ 34,641,909

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         32,446          326,560           44,569
    Administrative charges..............................          3,618           44,472            4,488
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 24,828,291     $220,008,488     $ 34,592,852
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $ 14,431,994     $171,099,703     $ 16,841,465
    Group 2 Policies....................................      8,490,652       46,870,502       13,640,160
    Group 3 Policies....................................        291,834          170,540        1,679,864
    Group 4 Policies....................................      1,613,811        1,867,743        2,431,363
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 24,828,291     $220,008,488     $ 34,592,852
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      18.26     $      18.95     $       1.40
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      13.48     $       7.15     $       1.11
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      11.48     $       9.05     $       1.03
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.20     $      10.15     $       1.01
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 25,024,090     $235,116,176     $ 34,642,821
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                      MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH          HIGH YIELD         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--      CORPORATE BOND--      EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
     $ 26,117,095     $ 17,187,853     $ 19,849,146     $ 87,768,448      $ 70,036,752      $197,682,297     $ 12,459,513

           32,489           21,336           26,623          127,533            92,512           279,563           16,978
            2,359            2,411            3,132           15,745            11,587            34,575            2,144
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $ 26,082,247     $ 17,164,106     $ 19,819,391     $ 87,625,170      $ 69,932,653      $197,368,159     $ 12,440,391
     ============     ============     ============     ============      ============      ============     ============
     $  9,403,083     $  4,360,560     $ 12,095,000     $ 60,036,275      $ 47,585,197      $133,315,048     $  8,604,740
       14,679,546        5,632,215        5,948,635       25,743,072        18,335,203        56,757,278        3,309,526
          208,669               --          120,222          180,661           410,780           410,204               --
        1,790,949        1,813,661        1,655,534        1,665,162         3,601,473         6,885,629          526,125
               --        5,357,670               --               --                --                --               --
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $ 26,082,247     $ 17,164,106     $ 19,819,391     $ 87,625,170      $ 69,932,653      $197,368,159     $ 12,440,391
     ============     ============     ============     ============      ============      ============     ============
     $      17.58     $      10.72     $      17.18     $      24.50      $      21.84      $      27.26     $      16.15
     ============     ============     ============     ============      ============      ============     ============
     $      12.33     $      10.76     $      13.19     $       9.21      $      13.95      $       8.93     $       9.92
     ============     ============     ============     ============      ============      ============     ============
     $      11.57     $         --     $      11.08     $       9.24      $      14.00      $      10.06     $         --
     ============     ============     ============     ============      ============      ============     ============
     $      11.67     $      10.84     $      10.87     $      10.57      $      13.36      $      10.95     $      11.96
     ============     ============     ============     ============      ============      ============     ============
     $ 25,129,779     $ 15,169,539     $ 20,274,694     $108,135,975      $ 69,032,561      $192,035,777     $ 11,065,605
     ============     ============     ============     ============      ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                             MID CAP          MID CAP         SMALL CAP
                                                              CORE--          GROWTH--         GROWTH--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  9,355,853     $ 12,298,880     $ 13,658,166

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         12,799           15,064           17,116
    Administrative charges..............................          1,811            1,814            1,999
                                                           ------------     ------------     ------------
      Total net assets..................................   $  9,341,243     $ 12,282,002     $ 13,639,051
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  1,678,427     $  2,810,267     $  3,240,196
    Group 2 Policies....................................      1,639,726        3,516,693        4,170,099
    Group 3 Policies....................................             --               --               --
    Group 4 Policies....................................        565,860        1,304,015        1,337,175
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...      5,457,230        4,651,027        4,891,581
                                                           ------------     ------------     ------------
      Total net assets..................................   $  9,341,243     $ 12,282,002     $ 13,639,051
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      10.91     $       9.30     $       9.78
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      11.04     $       9.68     $      10.04
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $          -     $         --
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.63     $      10.85     $      11.58
                                                           ============     ============     ============
Identified Cost of Investment...........................   $  8,216,520     $ 11,529,115     $ 12,181,711
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                     MAINSTAY VP                     MAINSTAY VP
                                      AMERICAN       MAINSTAY VP     EAGLE ASSET        ALGER             ALGER
     MAINSTAY VP                       CENTURY      DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH         LEVERAGED           SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES
    -----------------------------------------------------------------------------------------------------------------
    $ 55,226,260    $ 57,736,613    $  5,234,411    $  5,750,811    $ 16,355,897     $     38,473      $ 25,826,225

          80,626          81,196           5,897           6,816          20,188               --            35,449
          11,009          10,518             307             305             801               --             3,716
    ------------    ------------    ------------    ------------    ------------     ------------      ------------
    $ 55,134,625    $ 57,644,899    $  5,228,207    $  5,743,690    $ 16,334,908     $     38,473      $ 25,787,060
    ============    ============    ============    ============    ============     ============      ============
    $ 42,608,728    $ 40,618,306    $  1,371,311    $  1,238,330    $  3,206,524     $         --      $ 14,285,683
      11,609,595      14,264,805       3,183,048       4,035,118      12,282,782               --        10,176,927
           2,560         736,460         350,403          63,156         190,989           38,473           894,097
         913,742       2,025,328         323,445         407,086         654,613               --           430,353
              --              --              --              --              --               --                --
    ------------    ------------    ------------    ------------    ------------     ------------      ------------
    $ 55,134,625    $ 57,644,899    $  5,228,207    $  5,743,690    $ 16,334,908     $     38,473      $ 25,787,060
    ============    ============    ============    ============    ============     ============      ============
    $      19.59    $      19.78    $       8.72    $       9.56    $       6.95     $         --      $       9.15
    ============    ============    ============    ============    ============     ============      ============
    $       9.57    $      11.81    $       9.07    $      10.18    $       9.41     $         --      $       6.90
    ============    ============    ============    ============    ============     ============      ============
    $      10.23    $      10.11    $      10.52    $      10.56    $       9.30     $      11.92      $      10.82
    ============    ============    ============    ============    ============     ============      ============
    $      10.84    $      10.31    $      11.14    $      10.64    $      10.54     $         --      $      11.77
    ============    ============    ============    ============    ============     ============      ============
    $ 60,081,128    $ 57,311,547    $  4,909,114    $  5,410,083    $ 16,922,349     $     35,702      $ 22,076,096
    ============    ============    ============    ============    ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                             AMERICAN          AMERICAN
                                                            CENTURY VP        CENTURY VP        CALVERT
                                                          INTERNATIONAL--      VALUE--           SOCIAL
                                                             CLASS II          CLASS II         BALANCED
                                                          -------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $    207,774      $    188,547     $  3,278,964

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --                --            4,450
    Administrative charges..............................             --                --              377
                                                           ------------      ------------     ------------
      Total net assets..................................   $    207,774      $    188,547     $  3,274,137
                                                           ============      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $         --     $  1,377,107
    Group 2 Policies....................................             --                --        1,712,312
    Group 3 Policies....................................        207,774           188,547               --
    Group 4 Policies....................................             --                --          184,718
                                                           ------------      ------------     ------------
      Total net assets..................................   $    207,774      $    188,547     $  3,274,137
                                                           ============      ============     ============
    Group 1 variable accumulation unit value............   $         --      $         --     $      14.04
                                                           ============      ============     ============
    Group 2 variable accumulation unit value............   $         --      $         --     $       9.93
                                                           ============      ============     ============
    Group 3 variable accumulation unit value............   $      11.98      $      12.68     $         --
                                                           ============      ============     ============
    Group 4 variable accumulation unit value............   $         --      $         --     $      11.11
                                                           ============      ============     ============
Identified Cost of Investment...........................   $    201,121      $    162,277     $  3,316,031
                                                           ============      ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                   FIDELITY(R)
                                                             FIDELITY(R)                                               VIP
      DREYFUS IP       DREYFUS VIF        FIDELITY(R)            VIP           FIDELITY(R)       FIDELITY(R)       INVESTMENT
      TECHNOLOGY        DEVELOPING            VIP              EQUITY-             VIP               VIP              GRADE
       GROWTH--         LEADERS--       CONTRAFUND(R)--       INCOME--          GROWTH--         INDEX 500--         BOND--
    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $  4,211,651      $    135,273       $ 93,045,563      $ 37,212,656      $    257,508      $    613,343      $     89,115

            4,414                --            131,383            50,623                --                --                --
              358                --             15,365             5,745                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $  4,206,879      $    135,273       $ 92,898,815      $ 37,156,288      $    257,508      $    613,343      $     89,115
     ============      ============       ============      ============      ============      ============      ============
     $  1,632,571      $         --       $ 59,023,803      $ 22,122,234      $         --      $         --      $         --
        1,884,165                --         30,734,304        12,852,763                --                --                --
           53,163           135,273            640,658           732,493           257,508           613,343            89,115
          636,980                --          2,500,050         1,448,798                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $  4,206,879      $    135,273       $ 92,898,815      $ 37,156,288      $    257,508      $    613,343      $     89,115
     ============      ============       ============      ============      ============      ============      ============
     $       8.81      $         --       $      18.94      $      16.76      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $       9.13      $         --       $      11.08      $      11.57      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $      11.51      $      12.75       $      11.48      $      11.17      $       9.05      $       9.74      $      10.70
     ============      ============       ============      ============      ============      ============      ============
     $      11.59      $         --       $      11.47      $      11.09      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $  3,613,081      $    103,483       $ 89,931,275      $ 35,599,045      $    223,309      $    543,514      $     86,817
     ============      ============       ============      ============      ============      ============      ============


      FIDELITY(R)
          VIP
       MID CAP--
     INITIAL CLASS
     -------------
     $    631,987
               --
               --
     ------------
     $    631,987
     ============
     $         --
               --
          631,987
               --
     ------------
     $    631,987
     ============
     $         --
     ============
     $         --
     ============
     $      12.89
     ============
     $         --
     ============
     $    498,268
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003

                                                                              JANUS ASPEN
                                                                                SERIES          JANUS ASPEN
                                                            FIDELITY(R)         MID CAP           SERIES
                                                                VIP            GROWTH--         BALANCED--
                                                            OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL
                                                           INITIAL CLASS        SHARES            SHARES
                                                          ---------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $    508,761      $     27,243      $ 94,956,965

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --                --           128,178
    Administrative charges..............................             --                --            11,220
                                                           ------------      ------------      ------------
      Total net assets..................................   $    508,761      $     27,243      $ 94,817,567
                                                           ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $         --      $ 43,233,819
    Group 2 Policies....................................             --                --        47,915,840
    Group 3 Policies....................................        508,761            27,243           245,742
    Group 4 Policies....................................             --                --         3,422,166
                                                           ------------      ------------      ------------
      Total net assets..................................   $    508,761      $     27,243      $ 94,817,567
                                                           ============      ============      ============
    Group 1 variable accumulation unit value............   $         --      $         --      $      19.97
                                                           ============      ============      ============
    Group 2 variable accumulation unit value............   $         --      $         --      $      11.27
                                                           ============      ============      ============
    Group 3 variable accumulation unit value............   $      11.29      $      10.41      $      10.72
                                                           ============      ============      ============
    Group 4 variable accumulation unit value............   $         --      $         --      $      10.80
                                                           ============      ============      ============
Identified Cost of Investment...........................   $    418,977      $     24,621      $ 97,141,652
                                                           ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

      JANUS ASPEN
        SERIES            MFS(R)            MFS(R)                             NEUBERGER          T. ROWE           T. ROWE
       WORLDWIDE         INVESTORS            NEW             MFS(R)            BERMAN             PRICE             PRICE
       GROWTH--            TRUST           DISCOVERY         UTILITIES            AMT             EQUITY           LIMITED-
     INSTITUTIONAL       SERIES--          SERIES--          SERIES--           MID-CAP           INCOME           TERM BOND
        SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        GROWTH           PORTFOLIO         PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
     $ 94,587,824      $     54,254      $     21,801      $      4,559      $     39,221      $ 21,010,128      $    269,221

          134,804                --                --                --                --            24,337                --
           13,686                --                --                --                --             1,507                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 94,439,334      $     54,254      $     21,801      $      4,559      $     39,221      $ 20,984,284      $    269,221
     ============      ============      ============      ============      ============      ============      ============
     $ 51,896,963      $         --      $         --      $         --      $         --      $  6,156,014      $         --
       40,827,087                --                --                --                --        12,401,933                --
          185,236            54,254            21,801             4,559            39,221           662,487           269,221
        1,530,048                --                --                --                --         1,763,850                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 94,439,334      $     54,254      $     21,801      $      4,559      $     39,221      $ 20,984,284      $    269,221
     ============      ============      ============      ============      ============      ============      ============
     $      15.33      $         --      $         --      $         --      $         --      $      11.92      $         --
     ============      ============      ============      ============      ============      ============      ============
     $       8.35      $         --      $         --      $         --      $         --      $      12.05      $         --
     ============      ============      ============      ============      ============      ============      ============
     $       9.46      $       9.63      $      10.54      $      12.87      $      10.42      $      10.85      $      10.52
     ============      ============      ============      ============      ============      ============      ============
     $      10.15      $         --      $         --      $         --      $         --      $      10.92      $         --
     ============      ============      ============      ============      ============      ============      ============
     $128,101,741      $     56,947      $     20,692      $      3,784      $     35,973      $ 18,878,113      $    271,611
     ============      ============      ============      ============      ============      ============      ============


         VAN ECK
        WORLDWIDE
          HARD
         ASSETS
     ---------------
      $      4,398
                --
                --
      ------------
      $      4,398
      ============
      $         --
                --
             4,398
                --
      ------------
      $      4,398
      ============
      $         --
      ============
      $         --
      ============
      $      11.38
      ============
      $         --
      ============
      $      3,866
      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                           VAN KAMPEN      VAN KAMPEN       VAN KAMPEN
                                                          UIF EMERGING    UIF EMERGING       UIF U.S.
                                                            MARKETS         MARKETS            REAL
                                                             DEBT--         EQUITY--         ESTATE--
                                                            CLASS I         CLASS I          CLASS I
                                                          ----------------------------------------------
ASSETS:
  Investment at net asset value.........................  $    20,099     $ 16,884,613     $      3,580

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................           --           23,812               --
    Administrative charges..............................           --            2,557               --
                                                          ------------    ------------     ------------
      Total net assets..................................  $    20,099     $ 16,858,244     $      3,580
                                                          ============    ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................  $        --     $  9,762,021     $         --
    Group 2 Policies....................................           --        6,723,627               --
    Group 3 Policies....................................       20,099            2,042            3,580
    Group 4 Policies....................................           --          370,554               --
                                                          ------------    ------------     ------------
      Total net assets..................................  $    20,099     $ 16,858,244     $      3,580
                                                          ============    ============     ============
    Group 1 variable accumulation unit value............  $        --     $      11.00     $         --
                                                          ============    ============     ============
    Group 2 variable accumulation unit value............  $        --     $      11.29     $         --
                                                          ============    ============     ============
    Group 3 variable accumulation unit value............  $     10.94     $      12.09     $      12.00
                                                          ============    ============     ============
    Group 4 variable accumulation unit value............  $        --     $      12.42     $         --
                                                          ============    ============     ============
Identified Cost of Investment...........................  $    18,427     $ 12,967,554     $      3,255
                                                          ============    ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2003


                                                          MAINSTAY VP                                        MAINSTAY VP
                                         MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP         EQUITY
                                            BOND--       APPRECIATION--        CASH        CONVERTIBLE--       INCOME--
                                        INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income....................... $   1,019,229    $     433,393    $     257,326    $     541,600    $     146,281
 Mortality and expense risk charges....      (127,851)      (1,072,537)        (187,232)        (107,673)         (66,163)
 Administrative charges................       (14,553)        (147,370)         (19,593)          (7,934)          (7,686)
                                        -------------    -------------    -------------    -------------    -------------
     Net investment income (loss)......       876,825         (786,514)          50,501          425,993           72,432
                                        -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     3,450,222        5,018,554       58,602,652          931,019        1,086,348
 Cost of investments sold..............    (3,235,066)      (6,457,445)     (58,603,607)      (1,175,523)      (1,179,486)
                                        -------------    -------------    -------------    -------------    -------------
     Net realized gain (loss) on
       investments.....................       215,156       (1,438,891)            (955)        (244,504)         (93,138)
 Realized gain distribution received...       609,025               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......      (801,095)      46,732,604             (834)       4,079,420        3,518,887
                                        -------------    -------------    -------------    -------------    -------------
     Net gain (loss) on investments....        23,086       45,293,713           (1,789)       3,834,916        3,425,749
                                        -------------    -------------    -------------    -------------    -------------
       Net increase (decrease) in net
        assets resulting from
        operations..................... $     899,911    $  44,507,199    $      48,712    $   4,260,909    $   3,498,181
                                        =============    =============    =============    =============    =============

                                                                                                             MAINSTAY VP
                                                                                                               AMERICAN
                                         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                           MID CAP         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                           GROWTH--         GROWTH--         RETURN--         VALUE--          GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income....................... $          --    $          --    $     959,599    $     778,786    $      65,637
 Mortality and expense risk charges....       (40,047)         (46,684)        (282,773)        (261,822)         (17,759)
 Administrative charges................        (5,003)          (5,660)         (39,092)         (34,467)            (891)
                                        -------------    -------------    -------------    -------------    -------------
     Net investment income (loss)......       (45,050)         (52,344)         637,734          482,497           46,987
                                        -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....       463,921          858,935        3,148,776        2,587,228          146,973
 Cost of investments sold..............      (521,868)        (882,736)      (3,168,152)      (3,218,256)        (188,110)
                                        -------------    -------------    -------------    -------------    -------------
     Net realized gain (loss) on
       investments.....................       (57,947)         (23,801)         (19,376)        (631,028)         (41,137)
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......     2,929,943        3,263,793        8,056,658       11,991,950        1,015,362
                                        -------------    -------------    -------------    -------------    -------------
     Net gain (loss) on investments....     2,871,996        3,239,992        8,037,282       11,360,922          974,225
                                        -------------    -------------    -------------    -------------    -------------
       Net increase (decrease) in net
        assets resulting from
        operations..................... $   2,826,946    $   3,187,648    $   8,675,016    $  11,843,419    $   1,021,212
                                        =============    =============    =============    =============    =============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.

(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP
                      MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL       MID CAP
     GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------
    $     930,046    $     820,647    $   4,628,603    $   2,335,984    $     196,929    $      33,515
         (111,067)        (412,983)        (298,987)        (900,542)         (51,918)         (38,457)
          (13,129)         (51,558)         (38,067)        (112,864)          (6,706)          (5,563)
    -------------    -------------    -------------    -------------    -------------    -------------
          805,850          356,106        4,291,549        1,322,578          138,305          (10,505)
    -------------    -------------    -------------    -------------    -------------    -------------
        5,689,728        3,268,836        4,721,351        6,982,568       20,980,239          180,028
       (5,294,962)      (5,661,037)      (5,679,068)      (8,006,068)     (19,887,205)        (196,844)
    -------------    -------------    -------------    -------------    -------------    -------------
          394,766       (2,392,201)        (957,717)      (1,023,500)       1,093,034          (16,816)
               --               --               --               --               --               --
         (958,137)      19,497,925       12,948,268       40,421,525        1,479,703        2,166,680
    -------------    -------------    -------------    -------------    -------------    -------------
         (563,371)      17,105,724       11,990,551       39,398,025        2,572,737        2,149,864
    -------------    -------------    -------------    -------------    -------------    -------------
    $     242,479    $  17,461,830    $  16,282,100    $  40,720,603    $   2,711,042    $   2,139,359
    =============    =============    =============    =============    =============    =============

     MAINSTAY VP      MAINSTAY VP
       DREYFUS        EAGLE ASSET            ALGER               ALGER
        LARGE          MANAGEMENT          AMERICAN             AMERICAN          AMERICAN          AMERICAN
       COMPANY           GROWTH            LEVERAGED             SMALL           CENTURY VP        CENTURY VP
       VALUE--          EQUITY--           ALL CAP--        CAPITALIZATION--   INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS      CLASS O SHARES       CLASS O SHARES       CLASS II          CLASS II
    -----------------------------------------------------------------------------------------------------------
    $      40,147    $      24,743       $          --       $          --      $           3    $          19
          (20,305)         (64,466)                 --            (106,019)                --               --
             (923)          (2,600)                 --             (11,162)                --               --
    -------------    -------------       -------------       -------------      -------------    -------------
           18,919          (42,323)                 --            (117,181)                 3               19
    -------------    -------------       -------------       -------------      -------------    -------------
          303,290          638,932               5,047           1,082,689              1,572            1,809
         (406,294)      (1,093,641)             (4,383)         (1,222,111)            (1,357)          (1,580)
    -------------    -------------       -------------       -------------      -------------    -------------
         (103,004)        (454,709)                664            (139,422)               215              229
               --               --                  --                  --                 --               --
        1,150,595        3,682,736               3,410           7,294,458              6,659           26,286
    -------------    -------------       -------------       -------------      -------------    -------------
        1,047,591        3,228,027               4,074           7,155,036              6,874           26,515
    -------------    -------------       -------------       -------------      -------------    -------------
    $   1,066,510    $   3,185,704       $       4,074       $   7,037,855      $       6,877    $      26,534
    =============    =============       =============       =============      =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                      DREYFUS IP          DREYFUS VIF         FIDELITY(R)
                                                     CALVERT          TECHNOLOGY          DEVELOPING              VIP
                                                     SOCIAL            GROWTH--            LEADERS--        CONTRAFUND(R)--
                                                    BALANCED        INITIAL SHARES     INITIAL SHARES(A)     INITIAL CLASS
                                                 --------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income................................  $      58,216     $          --        $          35       $     323,503
 Mortality and expense risk charges.............        (15,240)           (9,882)                  --            (415,270)
 Administrative charges.........................         (1,293)             (718)                  --             (49,142)
                                                  -------------     -------------        -------------       -------------
     Net investment income (loss)...............         41,683           (10,600)                  35            (140,909)
                                                  -------------     -------------        -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments..............        451,934           529,098                5,099           2,409,363
 Cost of investments sold.......................       (597,135)         (601,400)              (4,472)         (3,122,828)
                                                  -------------     -------------        -------------       -------------
     Net realized gain (loss) on investments....       (145,201)          (72,302)                 627            (713,465)
 Realized gain distribution received............             --                --                   --                  --
 Change in unrealized appreciation
   (depreciation) on investments................        612,700           882,983               31,791          20,053,173
                                                  -------------     -------------        -------------       -------------
     Net gain (loss) on investments.............        467,499           810,681               32,418          19,339,708
                                                  -------------     -------------        -------------       -------------
       Net increase (decrease) in net assets
        resulting from operations...............  $     509,182     $     800,081        $      32,453       $  19,198,799
                                                  =============     =============        =============       =============

                                                                     JANUS ASPEN                              MFS(R)
                                                   JANUS ASPEN          SERIES            MFS(R)               NEW
                                                     SERIES           WORLDWIDE          INVESTORS          DISCOVERY
                                                   BALANCED--          GROWTH--            TRUST             SERIES--
                                                  INSTITUTIONAL     INSTITUTIONAL        SERIES--            INITIAL
                                                     SHARES             SHARES         INITIAL CLASS        SHARES(D)
                                                 -------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income................................  $   1,918,500     $     886,059      $         325      $          --
 Mortality and expense risk charges.............       (446,867)         (430,142)                --                 --
 Administrative charges.........................        (39,830)          (44,533)                --                 --
                                                  -------------     -------------      -------------      -------------
     Net investment income (loss)...............      1,431,803           411,384                325                 --
                                                  -------------     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments..............      3,639,769         3,457,221              2,099                164
 Cost of investments sold.......................     (3,806,641)       (6,636,318)            (2,525)              (159)
                                                  -------------     -------------      -------------      -------------
     Net realized gain (loss) on investments....       (166,872)       (3,179,097)              (426)                 5
 Realized gain distribution received............             --                --                 --                 --
 Change in unrealized appreciation
   (depreciation) on investments................      9,568,785        20,369,394             10,066              1,109
                                                  -------------     -------------      -------------      -------------
     Net gain (loss) on investments.............      9,401,913        17,190,297              9,640              1,114
                                                  -------------     -------------      -------------      -------------
       Net increase (decrease) in net assets
        resulting from operations...............  $  10,833,716     $  17,601,681      $       9,965      $       1,114
                                                  =============     =============      =============      =============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.

(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                                                            FIDELITY(R)                                           JANUS ASPEN
      FIDELITY(R)                                               VIP                                                 SERIES
          VIP           FIDELITY(R)       FIDELITY(R)       INVESTMENT        FIDELITY(R)       FIDELITY(R)         MID CAP
        EQUITY-             VIP               VIP              GRADE              VIP               VIP            GROWTH--
       INCOME--          GROWTH--         INDEX 500--         BOND--           MID CAP--        OVERSEAS--       INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $     474,226     $         300     $       2,112     $       2,772     $       2,052     $         126     $          --
          (156,909)               --                --                --                --                --                --
           (18,100)               --                --                --                --                --                --
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           299,217               300             2,112             2,772             2,052               126                --
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         1,541,944            97,126            72,185            60,041           191,361             9,104               344
        (1,917,488)         (149,909)          (99,085)          (60,306)         (209,082)           (7,809)             (355)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
          (375,544)          (52,783)          (26,900)             (265)          (17,721)            1,295               (11)
                --                --                --               975                --                --                --
         8,160,845            81,553            93,938             1,435           166,314            90,002             2,661
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         7,785,301            28,770            67,038             2,145           148,593            91,297             2,650
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $   8,084,518     $      29,070     $      69,150     $       4,917     $     150,645     $      91,423     $       2,650
     =============     =============     =============     =============     =============     =============     =============

                                                                                         VAN
                                                                                       KAMPEN            VAN             VAN
       MFS(R)                          T. ROWE         T. ROWE                           UIF         KAMPEN UIF        KAMPEN
      UTILITIES       NEUBERGER         PRICE           PRICE          VAN ECK        EMERGING        EMERGING           UIF
      SERIES--         BERMAN          EQUITY         LIMITED-        WORLDWIDE        MARKETS         MARKETS        U.S. REAL
       INITIAL        AMT MID-         INCOME         TERM BOND         HARD           DEBT--         EQUITY--        ESTATE--
      CLASS(A)       CAP GROWTH       PORTFOLIO       PORTFOLIO       ASSETS(E)      CLASS I(B)        CLASS I       CLASS I(C)
    -----------------------------------------------------------------------------------------------------------------------------
    $         80    $         --    $    271,562    $      6,740    $         --    $         --    $         --    $          --
              --              --         (72,536)             --              --              --         (65,831)              --
              --              --          (4,492)             --              --              --          (7,181)              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
              80              --         194,534           6,740              --              --         (73,012)              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           1,464           1,605         851,819         100,289              69             129       1,136,236              344
          (1,377)         (1,894)       (924,588)        (98,293)            (63)           (124)     (1,362,001)            (318)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
              87            (289)        (72,769)          1,996               6               5        (225,765)              26
              --              --              --             526              --              --              --               --
             775           4,365       3,621,208          (2,894)            532           1,672       5,481,429              324
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
             862           4,076       3,548,439            (372)            538           1,677       5,255,664              350
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $        942    $      4,076    $  3,742,973    $      6,368    $        538    $      1,677    $  5,182,652    $         350
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2003
and December 31, 2002

                                                          MAINSTAY VP                   MAINSTAY VP
                                                            BOND--                CAPITAL APPRECIATION--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    876,825   $    795,201   $   (786,514)  $ (1,046,371)
   Net realized gain (loss) on investments......       215,156         16,009     (1,438,891)   (17,909,594)
   Realized gain distribution received..........       609,025         18,759             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............      (801,095)       757,241     46,732,604    (51,462,147)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       899,911      1,587,210     44,507,199    (70,418,112)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     5,896,006      5,400,541     51,120,846     60,728,045
   Cost of insurance............................    (2,088,752)    (1,705,342)   (20,510,719)   (22,129,678)
   Policyowners' surrenders.....................    (1,530,458)      (832,790)    (9,680,674)    (9,122,762)
   Net transfers from (to) Fixed Account........       414,346       (777,493)    (3,384,419)    (5,121,057)
   Transfers between Investment Divisions.......      (260,676)     1,872,307     (3,824,291)    (6,568,982)
   Policyowners' death benefits.................       (64,348)       (37,586)      (360,461)      (271,936)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     2,366,118      3,919,637     13,360,282     17,513,630
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (981)        (1,734)       (53,098)       102,770
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     3,265,048      5,505,113     57,814,383    (52,801,712)
NET ASSETS:
   Beginning of year............................    21,563,243     16,058,130    162,194,105    214,995,817
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $24,828,291..  $ 21,563,243   $220,008,488   $162,194,105
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                        CASH MANAGEMENT
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     50,501   $    347,895
   Net realized gain (loss) on investments......          (955)         2,227
   Realized gain distribution received..........            --            356
   Change in unrealized appreciation
     (depreciation) on investments..............          (834)           (53)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        48,712        350,425
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    14,413,998     14,399,746
   Cost of insurance............................    (3,574,234)    (3,686,302)
   Policyowners' surrenders.....................   (17,563,310)   (14,012,219)
   Net transfers from (to) Fixed Account........    11,767,263     (8,283,610)
   Transfers between Investment Divisions.......   (14,263,194)    (3,761,623)
   Policyowners' death benefits.................      (101,844)       (41,353)
                                                  ------------   ------------
     Net contributions and (withdrawals)........    (9,321,321)   (15,385,361)
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (282)          (788)
                                                  ------------   ------------
       Increase (decrease) in net assets........    (9,272,891)   (15,035,724)
NET ASSETS:
   Beginning of year............................    43,865,743     58,901,467
                                                  ------------   ------------
   End of year..................................  $ 34,592,852   $ 43,865,743
                                                  ============   ============

                                                          MAINSTAY VP
                                                          HIGH YIELD                    MAINSTAY VP
                                                       CORPORATE BOND--              INDEXED EQUITY--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $  4,291,549   $  4,125,970   $  1,322,578   $  1,049,559
   Net realized gain (loss) on investments......      (957,717)    (1,614,806)    (1,023,500)    (5,592,175)
   Realized gain distribution received..........            --             --             --        449,921
   Change in unrealized appreciation
     (depreciation) on investments..............    12,948,268     (2,047,603)    40,421,525    (33,398,038)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................    16,282,100        463,561     40,720,603    (37,490,733)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    11,052,809      9,784,242     45,120,156     49,809,832
   Cost of insurance............................    (4,827,998)    (4,056,216)   (16,039,774)   (16,371,136)
   Policyowners' surrenders.....................    (2,038,068)    (1,731,811)    (7,577,716)    (6,626,214)
   Net transfers from (to) Fixed Account........       315,804      1,354,861     (1,173,887)     1,384,493
   Transfers between Investment Divisions.......     7,276,018        989,343       (568,212)    (4,499,690)
   Policyowners' death benefits.................      (170,065)       (83,568)      (263,220)      (163,894)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........    11,608,500      6,256,851     19,497,347     23,533,391
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...       (22,117)         1,609        (46,828)        64,675
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........    27,868,483      6,722,021     60,171,122    (13,892,667)
NET ASSETS:
   Beginning of year............................    42,064,170     35,342,149    137,197,037    151,089,704
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 69,932,653   $ 42,064,170   $197,368,159   $137,197,037
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                    INTERNATIONAL EQUITY--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    138,305   $     60,953
   Net realized gain (loss) on investments......     1,093,034        (66,155)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     1,479,703       (245,060)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     2,711,042       (250,262)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     2,159,627      1,797,352
   Cost of insurance............................      (809,522)      (714,413)
   Policyowners' surrenders.....................      (300,239)      (274,188)
   Net transfers from (to) Fixed Account........       (96,535)       (11,429)
   Transfers between Investment Divisions.......     1,157,871        617,580
   Policyowners' death benefits.................        (1,880)        (4,772)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     2,109,322      1,410,130
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (3,284)         1,326
                                                  ------------   ------------
       Increase (decrease) in net assets........     4,817,080      1,161,194
NET ASSETS:
   Beginning of year............................     7,623,311      6,462,117
                                                  ------------   ------------
   End of year..................................  $ 12,440,391   $  7,623,311
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(h) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(i) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(j) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
           CONVERTIBLE--                EQUITY INCOME--                GOVERNMENT--                 GROWTH EQUITY--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $    425,993   $    405,605   $     72,432   $     46,118   $    805,850   $    461,191   $    356,106   $    237,831
        (244,504)      (304,022)       (93,138)      (137,372)       394,766        190,929     (2,392,201)    (2,243,699)
              --             --             --             --             --             --             --             --
       4,079,420     (1,508,947)     3,518,887     (1,488,949)      (958,137)       537,329     19,497,925    (18,118,866)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,260,909     (1,407,364)     3,498,181     (1,580,203)       242,479      1,189,449     17,461,830    (20,124,734)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,772,912      5,869,218      3,050,936      2,250,866      4,386,418      3,009,815     19,207,452     21,948,064
      (1,900,550)    (1,715,257)      (824,038)      (536,276)    (1,618,625)    (1,059,878)    (7,155,219)    (7,657,600)
        (756,385)      (621,857)      (170,889)       (87,078)    (1,361,350)      (563,351)    (3,673,583)    (2,843,775)
         311,562        704,555        333,257        941,302       (370,273)       554,983     (1,148,334)    (1,759,681)
       1,066,155        393,604      1,309,028      2,426,955     (1,214,687)     6,200,735     (1,746,427)    (1,384,677)
         (43,168)       (18,488)       (25,387)        (4,597)        (9,846)       (26,179)      (117,464)       (65,545)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,450,526      4,611,775      3,672,907      4,991,172       (188,363)     8,116,125      5,366,425      8,236,786
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (4,131)         2,340         (3,096)         2,806           (136)        (1,541)       (20,378)        32,278
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       8,707,304      3,206,751      7,167,992      3,413,775         53,980      9,304,033     22,807,877    (11,855,670)
      17,374,943     14,168,192      9,996,114      6,582,339     19,765,411     10,461,378     64,817,293     76,672,963
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 26,082,247   $ 17,374,943   $ 17,164,106   $  9,996,114   $ 19,819,391   $ 19,765,411   $ 87,625,170   $ 64,817,293
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          MID CAP CORE--               MID CAP GROWTH--             SMALL CAP GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------
    $    (10,505)  $    (19,832)  $    (45,050)  $    (34,947)  $    (52,344)  $    (38,567)
         (16,816)       (46,934)       (57,947)       (30,665)       (23,801)      (242,806)
              --             --             --             --             --             --
       2,166,680       (735,856)     2,929,943     (1,767,219)     3,263,793     (1,577,624)
    ------------   ------------   ------------   ------------   ------------   ------------
       2,139,359       (802,622)     2,826,946     (1,832,831)     3,187,648     (1,858,997)
    ------------   ------------   ------------   ------------   ------------   ------------
         958,937        633,511      1,769,994        979,585      2,272,386      1,264,778
        (233,331)      (134,631)      (416,775)      (223,284)      (534,137)      (315,037)
         (84,574)       (31,303)      (146,950)       (17,619)      (128,351)       (50,822)
         186,389        121,187        463,350        553,613        324,122        447,912
       1,027,433        570,710      2,770,032        482,397      2,393,409      1,149,352
          (1,177)          (107)          (383)            --         (1,303)          (933)
    ------------   ------------   ------------   ------------   ------------   ------------
       1,853,677      1,159,367      4,439,268      1,774,692      4,326,126      2,495,250
    ------------   ------------   ------------   ------------   ------------   ------------
          (2,359)         1,661         (2,816)         2,670         (3,148)         2,714
    ------------   ------------   ------------   ------------   ------------   ------------
       3,990,677        358,406      7,263,398        (55,469)     7,510,626        638,967
       5,350,566      4,992,160      5,018,604      5,074,073      6,128,425      5,489,458
    ------------   ------------   ------------   ------------   ------------   ------------
    $  9,341,243   $  5,350,566   $ 12,282,002   $  5,018,604   $ 13,639,051   $  6,128,425
    ============   ============   ============   ============   ============   ============

             MAINSTAY VP
           TOTAL RETURN--
            INITIAL CLASS
     ---------------------------
         2003           2002
     ---------------------------
     $    637,734   $    906,078
          (19,376)       (76,900)
               --             --
        8,056,658     (9,820,159)
     ------------   ------------
        8,675,016     (8,990,981)
     ------------   ------------
       10,765,921     12,180,978
       (4,987,012)    (5,199,225)
       (2,616,802)    (2,122,899)
       (1,113,710)      (332,959)
         (327,837)      (708,515)
         (142,032)      (155,717)
     ------------   ------------
        1,578,528      3,661,663
     ------------   ------------
          (10,468)        13,705
     ------------   ------------
       10,243,076     (5,315,613)
       44,891,549     50,207,162
     ------------   ------------
     $ 55,134,625   $ 44,891,549
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                                        MAINSTAY VP
                                                          MAINSTAY VP                AMERICAN CENTURY
                                                            VALUE--                  INCOME & GROWTH--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    482,497   $    378,435   $     46,987   $     19,134
   Net realized gain (loss) on investments......      (631,028)      (548,221)       (41,137)      (104,460)
   Realized gain distribution received..........            --         67,665             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............    11,991,950    (10,625,185)     1,015,362       (500,515)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................    11,843,419    (10,727,306)     1,021,212       (585,841)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    11,782,422     13,086,031      1,203,051      1,168,604
   Cost of insurance............................    (4,617,303)    (4,803,853)      (341,063)      (311,190)
   Policyowners' surrenders.....................    (2,224,492)    (1,700,065)       (93,482)       (81,243)
   Net transfers from (to) Fixed Account........      (473,287)       657,910         23,804        109,651
   Transfers between Investment Divisions.......        98,702        923,047        621,087        133,973
   Policyowners' death benefits.................      (114,444)       (50,724)        (1,615)        (6,611)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     4,451,598      8,112,346      1,411,782      1,013,184
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...       (12,481)        19,456           (869)           890
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........    16,282,536     (2,595,504)     2,432,125        428,233
NET ASSETS:
   Beginning of year............................    41,362,363     43,957,867      2,796,082      2,367,849
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 57,644,899   $ 41,362,363   $  5,228,207   $  2,796,082
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                         DREYFUS LARGE
                                                        COMPANY VALUE--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     18,919   $      5,275
   Net realized gain (loss) on investments......      (103,004)       (72,036)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     1,150,595       (751,026)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     1,066,510       (817,787)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     1,617,804      1,568,100
   Cost of insurance............................      (389,359)      (382,256)
   Policyowners' surrenders.....................      (182,944)       (68,276)
   Net transfers from (to) Fixed Account........        73,766        131,181
   Transfers between Investment Divisions.......       386,861         49,350
   Policyowners' death benefits.................          (880)          (198)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     1,505,248      1,297,901
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (969)         1,056
                                                  ------------   ------------
       Increase (decrease) in net assets........     2,570,789        481,170
NET ASSETS:
   Beginning of year............................     3,172,901      2,691,731
                                                  ------------   ------------
   End of year..................................  $  5,743,690   $  3,172,901
                                                  ============   ============

                                                                                                                DREYFUS VIF
                                                                                        DREYFUS IP               DEVELOPING
                                                            CALVERT                 TECHNOLOGY GROWTH--          LEADERS--
                                                        SOCIAL BALANCED               INITIAL SHARES           INITIAL SHARES
                                                  ---------------------------   ---------------------------   ----------------
                                                      2003           2002           2003           2002           2003(F)
                                                  ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     41,683   $     62,391   $    (10,600)  $     (4,219)    $         35
   Net realized gain (loss) on investments......      (145,201)       (83,753)       (72,302)       (92,583)             627
   Realized gain distribution received..........            --             --             --             --               --
   Change in unrealized appreciation
     (depreciation) on investments..............       612,700       (311,974)       882,983       (309,387)          31,791
                                                  ------------   ------------   ------------   ------------     ------------
     Net increase (decrease) in net assets
       resulting from operations................       509,182       (333,336)       800,081       (406,189)          32,453
                                                  ------------   ------------   ------------   ------------     ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       730,758        894,339        956,845        542,687            2,605
   Cost of insurance............................      (262,139)      (262,446)      (252,509)      (127,852)          (4,726)
   Policyowners' surrenders.....................      (293,120)      (146,316)       (67,703)        (8,135)              --
   Net transfers from (to) Fixed Account........       (28,271)        81,549        248,807        242,751            2,610
   Transfers between Investment Divisions.......         2,724        193,955      1,562,711        243,543          102,331
   Policyowners' death benefits.................          (111)          (805)        (2,942)           (30)              --
                                                  ------------   ------------   ------------   ------------     ------------
     Net contributions and (withdrawals)........       149,841        760,276      2,445,209        892,964          102,820
                                                  ------------   ------------   ------------   ------------     ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (508)           493           (606)           445               --
                                                  ------------   ------------   ------------   ------------     ------------
       Increase (decrease) in net assets........       658,515        427,433      3,244,684        487,220          135,273
NET ASSETS:
   Beginning of year............................     2,615,622      2,188,189        962,195        474,975               --
                                                  ------------   ------------   ------------   ------------     ------------
   End of year..................................  $  3,274,137   $  2,615,622   $  4,206,879   $    962,195     $    135,273
                                                  ============   ============   ============   ============     ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(h) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(i) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(j) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

            MainStay VP
            Eagle Asset                 Alger American                Alger American
         Management Growth            Leveraged All Cap--         Small Capitalization--
       Equity--Initial Class            Class O Shares                Class O Shares
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003         2002(b)          2003           2002
    ---------------------------------------------------------------------------------------
    $    (42,323)  $    (48,605)  $         --   $         --   $   (117,181)  $   (113,025)
        (454,709)      (830,713)           664            (31)      (139,422)    (1,963,361)
              --             --             --             --             --             --
       3,682,736     (2,660,979)         3,410           (638)     7,294,458     (3,919,484)
    ------------   ------------   ------------   ------------   ------------   ------------
       3,185,704     (3,540,297)         4,074           (669)     7,037,855     (5,995,870)
    ------------   ------------   ------------   ------------   ------------   ------------
       4,826,840      5,410,260          1,527             --      5,635,083      6,704,078
      (1,285,538)    (1,373,670)        (1,700)          (540)    (1,839,721)    (1,823,403)
        (495,251)      (530,244)            --             --       (816,525)      (657,407)
         (18,860)       281,501             88           (150)      (175,549)       (96,205)
        (164,618)       (27,818)        28,286          7,557        950,174        598,816
          (7,062)       (24,385)            --             --        (23,130)        (9,795)
    ------------   ------------   ------------   ------------   ------------   ------------
       2,855,511      3,735,644         28,201          6,867      3,730,332      4,716,084
    ------------   ------------   ------------   ------------   ------------   ------------
          (2,808)         4,650             --             --         (7,799)         9,547
    ------------   ------------   ------------   ------------   ------------   ------------
       6,038,407        199,997         32,275          6,198     10,760,388     (1,270,239)
      10,296,501     10,096,504          6,198             --     15,026,672     16,296,911
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 16,334,908   $ 10,296,501   $     38,473   $      6,198   $ 25,787,060   $ 15,026,672
    ============   ============   ============   ============   ============   ============

              American                      American
             Century VP                    Century VP
           International--                   Value--
              Class II                      Class II
     ---------------------------   ---------------------------
         2003         2002(d)          2003         2002(c)
     ---------------------------------------------------------
     $          3   $         --   $         19   $         --
              215             --            229              9
               --             --             --             --
            6,659             (5)        26,286            (16)
     ------------   ------------   ------------   ------------
            6,877             (5)        26,534             (7)
     ------------   ------------   ------------   ------------
               --             --          4,079             --
           (1,771)            (5)        (2,881)           (18)
               --             --             --             --
            1,200            134          5,634            492
          201,344             --        154,714             --
               --             --             --             --
     ------------   ------------   ------------   ------------
          200,773            129        161,546            474
     ------------   ------------   ------------   ------------
               --             --             --             --
     ------------   ------------   ------------   ------------
          207,650            124        188,080            467
              124             --            467             --
     ------------   ------------   ------------   ------------
     $    207,774   $        124   $    188,547   $        467
     ============   ============   ============   ============

          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
          CONTRAFUND(R)--               EQUITY-INCOME--                  GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------
    $   (140,909)  $     81,983   $    299,217   $    229,117   $        300   $        312
        (713,465)      (702,805)      (375,544)      (374,692)       (52,783)        (1,443)
              --             --             --        522,044             --             --
      20,053,173     (6,121,586)     8,160,845     (5,121,633)        81,553        (43,556)
    ------------   ------------   ------------   ------------   ------------   ------------
      19,198,799     (6,742,408)     8,084,518     (4,745,164)        29,070        (44,687)
    ------------   ------------   ------------   ------------   ------------   ------------
      19,750,276     20,803,195      7,661,192      7,880,989             48             --
      (7,013,663)    (7,068,273)    (2,655,408)    (2,618,542)        (2,594)        (4,641)
      (3,394,907)    (2,642,680)    (1,398,279)    (1,083,320)            --             --
        (816,288)      (186,803)      (126,049)       586,579            250             --
       1,236,699        121,398      1,584,600        439,784        129,852             79
         (76,104)       (38,722)       (73,832)       (23,119)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
       9,686,013     10,988,115      4,992,224      5,182,371        127,556         (4,562)
    ------------   ------------   ------------   ------------   ------------   ------------
         (22,441)        12,598         (8,746)         8,998             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      28,862,371      4,258,305     13,067,996        446,205        156,626        (49,249)
      64,036,444     59,778,139     24,088,292     23,642,087        100,882        150,131
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 92,898,815   $ 64,036,444   $ 37,156,288   $ 24,088,292   $    257,508   $    100,882
    ============   ============   ============   ============   ============   ============

           FIDELITY(R) VIP               FIDELITY(R) VIP
             INDEX 500--                INVESTMENT GRADE
            INITIAL CLASS              BOND--INITIAL CLASS
     ---------------------------   ---------------------------
         2003           2002           2003         2002(e)
     ---------------------------------------------------------
     $      2,112   $      1,178   $      2,772   $         --
          (26,900)        (1,238)          (265)           129
               --             --            975             --
           93,938        (23,160)         1,435            863
     ------------   ------------   ------------   ------------
           69,150        (23,220)         4,917            992
     ------------   ------------   ------------   ------------
          117,717          5,068         13,628             --
          (13,077)        (4,769)        (5,059)          (177)
               --             --             --             --
          120,743             15           (365)          (129)
          231,846          7,478         24,600         50,708
               --             --             --             --
     ------------   ------------   ------------   ------------
          457,229          7,792         32,804         50,402
     ------------   ------------   ------------   ------------
               --             --             --             --
     ------------   ------------   ------------   ------------
          526,379        (15,428)        37,721         51,394
           86,964        102,392         51,394             --
     ------------   ------------   ------------   ------------
     $    613,343   $     86,964   $     89,115   $     51,394
     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                        FIDELITY(R) VIP               FIDELITY(R) VIP
                                                           MID CAP--                    OVERSEAS--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003         2002(A)
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      2,052   $      3,267   $        126   $         --
   Net realized gain (loss) on investments......       (17,721)        (2,354)         1,295            (18)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       166,314        (43,618)        90,002           (219)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       150,645        (42,705)        91,423           (237)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        54,864          5,645         43,105             --
   Cost of insurance............................       (48,586)       (19,521)        (9,834)          (130)
   Policyowners' surrenders.....................            --             --             --             --
   Net transfers from (to) Fixed Account........        45,981            424            181             --
   Transfers between Investment Divisions.......        36,567        104,713        383,075          1,178
   Policyowners' death benefits.................            --             --             --             --
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........        88,826         91,261        416,527          1,048
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --             --             --
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........       239,471         48,556        507,950            811
NET ASSETS:
   Beginning of year............................       392,516        343,960            811             --
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $    631,987   $    392,516   $    508,761   $        811
                                                  ============   ============   ============   ============


                                                      JANUS ASPEN SERIES
                                                       MID CAP GROWTH--
                                                     INSTITUTIONAL SHARES
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $         --   $         --
   Net realized gain (loss) on investments......           (11)           (62)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............         2,661           (112)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         2,650           (174)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........            --          1,553
   Cost of insurance............................          (344)          (164)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........           149              8
   Transfers between Investment Divisions.......        22,423             --
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........        22,228          1,397
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........        24,878          1,223
NET ASSETS:
   Beginning of year............................         2,365          1,142
                                                  ------------   ------------
   End of year..................................  $     27,243   $      2,365
                                                  ============   ============

                                                         T. Rowe Price                 T. Rowe Price            Van Eck
                                                         Equity Income               Limited-Term Bond         Worldwide
                                                           Portfolio                     Portfolio            Hard Assets
                                                  ---------------------------   ---------------------------   ------------
                                                      2003           2002           2003         2002(e)        2003(j)
                                                  ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    194,534   $    113,857   $      6,740   $        311   $         --
   Net realized gain (loss) on investments......       (72,769)       (67,128)         1,996             89              6
   Realized gain distribution received..........            --          8,127            526             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     3,621,208     (1,492,287)        (2,894)           505            532
                                                  ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     3,742,973     (1,437,431)         6,368            905            538
                                                  ------------   ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     5,683,966      4,518,057         23,541             --             --
   Cost of insurance............................    (1,427,788)    (1,126,436)        (9,019)          (298)           (69)
   Policyowners' surrenders.....................      (554,668)      (260,509)            --             --             --
   Net transfers from (to) Fixed Account........       409,217      1,115,172           (365)          (122)            --
   Transfers between Investment Divisions.......     2,137,466      2,100,007        162,944         85,267          3,929
   Policyowners' death benefits.................       (23,560)        (4,730)            --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     6,224,633      6,341,561        177,101         84,847          3,860
                                                  ------------   ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (3,330)         2,501             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     9,964,276      4,906,631        183,469         85,752          4,398
NET ASSETS:
   Beginning of year............................    11,020,008      6,113,377         85,752             --             --
                                                  ------------   ------------   ------------   ------------   ------------
   End of year..................................  $ 20,984,284   $ 11,020,008   $    269,221   $     85,752   $      4,398
                                                  ============   ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(h) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(i) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(j) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                MFS(R) NEW        MFS(R)
        Janus Aspen Series            Janus Aspen Series             MFS(R) INVESTORS           DISCOVERY        UTILITIES
            Balanced--                Worldwide Growth--              TRUST SERIES--             SERIES--        SERIES--
       Institutional Shares          Institutional Shares              INITIAL CLASS          INITIAL CLASS    INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   --------------   -------------
        2003           2002           2003           2002           2003           2002          2003(i)          2003(f)
    ------------------------------------------------------------------------------------------------------------------------
    $  1,431,803   $  1,395,591   $    411,384   $    249,977   $        325   $        288    $         --    $         80
        (166,872)      (100,131)    (3,179,097)    (1,829,952)          (426)          (308)              5              87
              --             --             --             --             --             --              --              --
       9,568,785     (6,432,043)    20,369,394    (20,771,292)        10,066        (12,582)          1,109             775
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
      10,833,716     (5,136,583)    17,601,681    (22,351,267)         9,965        (12,602)          1,114             942
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
      23,004,147     25,506,150     24,508,031     29,009,024             --             --              --           2,477
      (7,768,782)    (7,820,315)    (7,741,063)    (8,590,662)        (2,099)        (1,658)           (164)           (994)
      (3,678,487)    (2,877,257)    (3,703,583)    (3,174,246)            --             --              --              --
        (416,925)     1,584,432     (1,221,648)      (703,861)            --             10              --           2,604
      (1,341,897)       418,266     (4,262,139)    (2,868,183)            --             --          20,851            (470)
        (103,194)       (98,683)       (95,331)       (37,453)            --             --              --              --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
       9,694,862     16,712,593      7,484,267     13,634,619         (2,099)        (1,648)         20,687           3,617
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
         (11,286)         9,287        (19,791)        35,656             --             --              --              --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
      20,517,292     11,585,297     25,066,157     (8,680,992)         7,866        (14,250)         21,801           4,559
      74,300,275     62,714,978     69,373,177     78,054,169         46,388         60,638              --              --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
    $ 94,817,567   $ 74,300,275   $ 94,439,334   $ 69,373,177   $     54,254   $     46,388    $     21,801    $      4,559
    ============   ============   ============   ============   ============   ============    ============    ============


          NEUBERGER BERMAN
             AMT MID-CAP
               GROWTH
     ---------------------------
         2003           2002
     ---------------------------
     $         --   $         --
             (289)        (1,548)
               --             --
            4,365         (1,701)
     ------------   ------------
            4,076         (3,249)
     ------------   ------------
               --         19,180
           (1,755)        (1,066)
               --             --
              131         45,795
           27,178        (55,508)
               --             --
     ------------   ------------
           25,554          8,401
     ------------   ------------
               --             --
     ------------   ------------
           29,630          5,152
            9,591          4,439
     ------------   ------------
     $     39,221   $      9,591
     ============   ============

      Van Kampen               Van Kampen              Van Kampen
     UIF Emerging             UIF Emerging              UIF U.S.
    Markets Debt--          Markets Equity--          Real Estate--
       Class I                  Class I                  Class I
    --------------   ------------------------------   -------------
       2003(g)           2003              2002          2003(h)
    ---------------------------------------------------------------
     $         --    $    (73,012)     $    (62,306)  $         --
                5        (225,765)       (1,680,372)            26
               --              --                --             --
            1,672       5,481,429           751,411            324
     ------------    ------------      ------------   ------------
            1,677       5,182,652          (991,267)           350
     ------------    ------------      ------------   ------------
               --       3,132,878         3,501,462          3,472
             (129)     (1,084,588)       (1,138,898)          (344)
               --        (497,548)         (462,808)            --
               --        (106,879)         (115,199)            --
           18,551         844,883          (307,104)           102
               --         (35,175)           (6,791)            --
     ------------    ------------      ------------   ------------
           18,422       2,253,571         1,470,662          3,230
     ------------    ------------      ------------   ------------
               --          (5,958)            1,719             --
     ------------    ------------      ------------   ------------
           20,099       7,430,265           481,114          3,580
               --       9,427,979         8,946,865             --
     ------------    ------------      ------------   ------------
     $     20,099    $ 16,858,244      $  9,427,979   $      3,580
     ============    ============      ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider"). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1 are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers forty-six variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Twenty-seven of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-two of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions are available for all Group 1, Group 2 and Group 4 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Equity Income, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization -- Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth - Initial Shares, Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Janus Aspen Series Balanced - Institutional Shares, Janus Aspen Series Worldwide Growth - Institutional Shares, T. Rowe Price Equity Income Portfolio, and Van Kampen UIF Emerging Markets Equity - Class I.

The following Investment Divisions are available for Group 3 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income and Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged All Cap - Class O Shares, Alger American Small Capitalization - Class O Shares, American Century VP Inflation
Protection - Class II, American Century VP International - Class II, American Century VP Value - Class II, Dreyfus IP Technology Growth - Initial Shares, Dreyfus VIF Developing Leaders - Initial Shares (formerly known as Dreyfus VIF Small Cap), Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Fidelity(R) VIP Growth - Initial Class, Fidelity(R) VIP Index 500 - Initial Class, Fidelity(R) VIP Investment Grade
Bond - Initial Class, Fidelity(R) VIP Mid Cap - Initial Class, Fidelity(R) VIP Overseas - Initial Class, Janus Aspen Series Mid Cap Growth - Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Balanced - Institutional Shares, Janus Aspen Series Worldwide
Growth - Institutional Shares, MFS(R) Investors Trust Series - Initial Class, MFS(R) New Discovery Series - Initial Class, MFS(R) Research Series - Initial Class, MFS(R) Utilities Series - Initial Class, Neuberger Berman AMT Mid-

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

Cap Growth, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Hard Assets, Van Eck Worldwide Absolute Return, Van Kampen UIF Emerging Markets Debt - Class I, Van Kampen UIF Emerging Markets Equity - Class I, and Van Kampen UIF U.S. Real Estate - Class I.

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following Investment Divisions: American Century VP Inflation Protection - Class II, MFS(R) Research Series, and Van Eck Worldwide Absolute Return.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2003, the investments of VUL Separate Account-I are as follows:


                                                      MAINSTAY VP                                        MAINSTAY VP
                                     MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP         EQUITY
                                        BOND--       APPRECIATION--        CASH        CONVERTIBLE--       INCOME--
                                    INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                    --------------------------------------------------------------------------------
Number of shares..................         1,854           10,648           34,642            2,414            1,614
Identified cost...................    $   25,024       $  235,116       $   34,643       $   25,130       $   15,170

                                                                                                         MAINSTAY VP
                                                                                                           AMERICAN
                                     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                       MID CAP         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                       GROWTH--         GROWTH--         RETURN--         VALUE--          GROWTH--
                                    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                    --------------------------------------------------------------------------------
Number of shares..................         1,299            1,372            3,466            3,860              506
Identified cost...................    $   11,529       $   12,182       $   60,081       $   57,312       $    4,909

  Investment activity for the year ended December 31, 2003, was as follows:


                                                      MAINSTAY VP                                        MAINSTAY VP
                                     MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP         EQUITY
                                        BOND--       APPRECIATION--        CASH        CONVERTIBLE--       INCOME--
                                    INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                    --------------------------------------------------------------------------------
Purchases.........................    $    7,305       $   17,624       $   49,317       $    5,813       $    4,837
Proceeds from sales...............         3,450            5,019           58,603              931            1,086

                                                                                                         MAINSTAY VP
                                                                                                           AMERICAN
                                     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                       MID CAP         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                       GROWTH--         GROWTH--         RETURN--         VALUE--          GROWTH--
                                    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                    --------------------------------------------------------------------------------
Purchases.........................    $    4,864       $    5,139       $    5,369       $    7,531       $    1,607
Proceeds from sales...............           464              859            3,149            2,587              147

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                        MAINSTAY VP
                      MAINSTAY VP        HIGH YIELD        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH          CORPORATE           INDEXED        INTERNATIONAL       MID CAP
     GOVERNMENT--       EQUITY--           BOND--            EQUITY--          EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    -------------------------------------------------------------------------------------------------------
           1,850            4,681             7,446              8,824             1,027              849
      $   20,275       $  108,136        $   69,033         $  192,036        $   11,066       $    8,217

                      MAINSTAY VP
     MAINSTAY VP      EAGLE ASSET          ALGER              ALGER
    DREYFUS LARGE      MANAGEMENT         AMERICAN           AMERICAN          AMERICAN          AMERICAN
       COMPANY           GROWTH          LEVERAGED            SMALL           CENTURY VP        CENTURY VP
       VALUE--          EQUITY--         ALL CAP--       CAPITALIZATION--   INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES     CLASS O SHARES       CLASS II          CLASS II
    --------------------------------------------------------------------------------------------------------
             565            1,437                 1              1,486                32                24
      $    5,410       $   16,922        $       36         $   22,076        $      201        $      162

                                        MAINSTAY VP
                      MAINSTAY VP        HIGH YIELD        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH          CORPORATE           INDEXED        INTERNATIONAL       MID CAP
     GOVERNMENT--       EQUITY--           BOND--            EQUITY--          EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    -------------------------------------------------------------------------------------------------------
      $    6,307       $    9,005        $   20,637         $   27,835        $   23,231       $    2,026
           5,690            3,269             4,721              6,983            20,980              180

                      MAINSTAY VP
     MAINSTAY VP      EAGLE ASSET          ALGER              ALGER
    DREYFUS LARGE      MANAGEMENT         AMERICAN           AMERICAN          AMERICAN          AMERICAN
       COMPANY           GROWTH          LEVERAGED            SMALL           CENTURY VP        CENTURY VP
       VALUE--          EQUITY--         ALL CAP--       CAPITALIZATION--   INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES     CLASS O SHARES       CLASS II          CLASS II
    --------------------------------------------------------------------------------------------------------
      $    1,829       $    3,456        $       33         $    4,704        $      202        $      163
             303              639                 5              1,083                 2                 2

--------------------------------------------------------------------------------


                                                                                                                  FIDELITY(R)
                                                          DREYFUS IP        DREYFUS VIF        FIDELITY(R)            VIP
                                        CALVERT           TECHNOLOGY         DEVELOPING            VIP              EQUITY-
                                         SOCIAL            GROWTH--          LEADERS--       CONTRAFUND(R)--        INCOME--
                                        BALANCED        INITIAL SHARES     INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Number of shares..................          1,865                485                  4              4,023              1,605
Identified cost...................     $    3,316         $    3,613         $      103         $   89,931         $   35,599

                                      JANUS ASPEN
                                         SERIES             MFS(R)             MFS(R)
                                       WORLDWIDE          INVESTORS             NEW               MFS(R)           NEUBERGER
                                        GROWTH--            TRUST            DISCOVERY          UTILITIES          BERMAN AMT
                                     INSTITUTIONAL         SERIES--           SERIES--           SERIES--           MID-CAP
                                         SHARES         INITIAL CLASS      INITIAL CLASS      INITIAL CLASS          GROWTH
                                    --------------------------------------------------------------------------------------------
Number of shares..................          3,663                  3                  2                 --                  3
Identified cost...................     $  128,102         $       57         $       21         $        4         $       36

  Investment activity for the year ended December 31, 2003, was as follows:

                                                                                                                  FIDELITY(R)
                                                          DREYFUS IP        DREYFUS VIF        FIDELITY(R)            VIP
                                        CALVERT           TECHNOLOGY         DEVELOPING            VIP              EQUITY-
                                         SOCIAL            GROWTH--          LEADERS--       CONTRAFUND(R)--        INCOME--
                                        BALANCED        INITIAL SHARES     INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Purchases.........................     $      644         $    2,967         $      108         $   11,974         $    6,841
Proceeds from sales...............            452                529                  5              2,409              1,542

                                      JANUS ASPEN
                                         SERIES             MFS(R)             MFS(R)
                                       WORLDWIDE          INVESTORS             NEW               MFS(R)           NEUBERGER
                                        GROWTH--            TRUST            DISCOVERY          UTILITIES          BERMAN AMT
                                     INSTITUTIONAL         SERIES--           SERIES--           SERIES--           MID-CAP
                                         SHARES         INITIAL CLASS      INITIAL CLASS      INITIAL CLASS          GROWTH
                                    --------------------------------------------------------------------------------------------
Purchases.........................     $   11,372         $       --         $       21         $        5         $       27
Proceeds from sales...............          3,457                  2                 --                  1                  2

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                          JANUS ASPEN
                                       FIDELITY(R)                                           SERIES        JANUS ASPEN
     FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)      FIDELITY(R)        MID CAP           SERIES
         VIP              VIP           INVESTMENT          VIP              VIP            GROWTH--        BALANCED--
       GROWTH--       INDEX 500--      GRADE BOND--      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------------
               8                5                7               26               33                1            4,132
      $      223       $      544       $       87       $      498       $      419       $       25       $   97,142

                                                         VAN KAMPEN       VAN KAMPEN
                                                            UIF              UIF
       T. ROWE          T. ROWE                           EMERGING         EMERGING        VAN KAMPEN
        PRICE            PRICE           VAN ECK          MARKETS          MARKETS          UIF U.S.
    EQUITY INCOME     LIMITED-TERM      WORLDWIDE          DEBT--          EQUITY--      REAL ESTATE--
      PORTFOLIO      BOND PORTFOLIO    HARD ASSETS        CLASS I          CLASS I          CLASS I
    ---------------------------------------------------------------------------------------------------
           1,041               53               --                2            1,868               --
      $   18,878       $      272       $        4       $       18       $   12,968       $        3

                                                                                          JANUS ASPEN
                                       FIDELITY(R)                                           SERIES        JANUS ASPEN
     FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)      FIDELITY(R)        MID CAP           SERIES
         VIP              VIP           INVESTMENT          VIP              VIP            GROWTH--        BALANCED--
       GROWTH--       INDEX 500--      GRADE BOND--      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------------
      $      225       $      532       $       97       $      282       $      426       $       23       $   14,783
              97               72               60              191                9               --            3,640

                                                         VAN KAMPEN       VAN KAMPEN
                                                            UIF              UIF
       T. ROWE          T. ROWE                           EMERGING         EMERGING        VAN KAMPEN
        PRICE            PRICE           VAN ECK          MARKETS          MARKETS          UIF U.S.
    EQUITY INCOME     LIMITED-TERM      WORLDWIDE          DEBT--          EQUITY--      REAL ESTATE--
      PORTFOLIO      BOND PORTFOLIO    HARD ASSETS        CLASS I          CLASS I          CLASS I
    ---------------------------------------------------------------------------------------------------
      $    7,279       $      285       $        4       $       19       $    3,322       $        4
             852              100               --               --            1,136               --

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

  processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle
  SVUL:

                                                    MONTHLY               MONTHLY
                                                CONTRACT CHARGE       CONTRACT CHARGE
POLICY                                           POLICY YEAR 1    SUBSEQUENT POLICY YEARS
------                                          ---------------   -----------------------
VUL...........................................       $N/A                   $ 7
SVUL..........................................         60                    10
VUL 2000......................................         30                    10
VUL Provider..................................         30                    10
Pinnacle VUL*.................................        100                    25
Pinnacle SVUL*................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured, duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for premium taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

    from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an alternative cash surrender value, the mortality and expense risk is increased by .30% in policy years 1-10.

      For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the policy has an alternative cash surrender value rider the mortality and expense risk charge currently ranges from 1.0% to 0.5%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2003 and December 31, 2002 were as follows:


                                                 MAINSTAY VP                   MAINSTAY VP
                                                   BOND--                CAPITAL APPRECIATION--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2003           2002           2003           2002
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        150            245          2,147          2,359
Units redeemed.........................       (153)          (205)        (1,850)        (2,097)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         (3)            40            297            262
                                            ======         ======         ======         ======
GROUP 2 POLICIES
Units issued...........................        193            295          2,432          2,801
Units redeemed.........................       (103)           (80)        (1,260)        (1,023)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         90            215          1,172          1,778
                                            ======         ======         ======         ======
GROUP 3 POLICIES
Units issued...........................         22              5              7              7
Units redeemed.........................         (1)            (1)            (1)            (1)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         21              4              6              6
                                            ======         ======         ======         ======
GROUP 4 POLICIES (b)
Units issued...........................        132             55            161             61
Units redeemed.........................        (39)            (3)           (33)            (6)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         93             52            128             55
                                            ======         ======         ======         ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                                        MAINSTAY VP
                                          MAINSTAY VP                     EQUITY                      MAINSTAY VP
            MAINSTAY VP                  CONVERTIBLE--                   INCOME--                    GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    -----------------------------------------------------------------------------------------------------------------
        9,971          5,315            119            117            164            238            104            347
      (16,117)       (20,162)           (68)           (67)           (44)           (21)          (192)           (83)
      -------        -------        -------        -------        -------        -------        -------        -------
       (6,146)       (14,847)            51             50            120            217            (88)           264
      =======        =======        =======        =======        =======        =======        =======        =======
        5,365          8,169            365            480            225            299            151            289
       (5,594)        (6,905)          (155)          (155)           (54)           (44)          (130)           (48)
      -------        -------        -------        -------        -------        -------        -------        -------
         (229)         1,264            210            325            171            255             21            241
      =======        =======        =======        =======        =======        =======        =======        =======
        3,768          3,317              9              5             --             --              6              8
       (5,115)          (860)            (1)            --             --             --             (3)            --
      -------        -------        -------        -------        -------        -------        -------        -------
       (1,347)         2,457              8              5             --             --              3              8
      =======        =======        =======        =======        =======        =======        =======        =======
        2,975          1,811            136             38            137             60            126             62
       (2,038)          (349)           (18)            (3)           (24)            (6)           (33)            (3)
      -------        -------        -------        -------        -------        -------        -------        -------
          937          1,462            118             35            113             54             93             59
      =======        =======        =======        =======        =======        =======        =======        =======

--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                 MAINSTAY VP                   HIGH YIELD
                                               GROWTH EQUITY--              CORPORATE BOND--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2003           2002           2003           2002
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        513            568            565            382
Units redeemed.........................       (465)          (514)          (307)          (340)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         48             54            258             42
                                            ======         ======         ======         ======
GROUP 2 POLICIES
Units issued...........................        960          1,141            467            576
Units redeemed.........................       (534)          (371)          (121)          (121)
                                            ------         ------         ------         ------
  Net increase (decrease)..............        426            770            346            455
                                            ======         ======         ======         ======
GROUP 3 POLICIES
Units issued...........................          3              1             10              5
Units redeemed.........................         (2)            (1)            (7)            (2)
                                            ------         ------         ------         ------
  Net increase (decrease)..............          1             --              3              3
                                            ======         ======         ======         ======
GROUP 4 POLICIES (b)
Units issued...........................        131             56            212             93
Units redeemed.........................        (24)            (5)           (29)            (6)
                                            ------         ------         ------         ------
  Net increase (decrease)..............        107             51            183             87
                                            ======         ======         ======         ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  INTERNATIONAL                    MID CAP                       MID CAP
         INDEXED EQUITY--                  EQUITY--                       CORE--                       GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    -----------------------------------------------------------------------------------------------------------------
        1,065          1,271            140            131             97             67            254             60
         (841)          (998)           (78)           (72)           (14)           (12)           (22)            (8)
       ------         ------         ------         ------         ------         ------         ------         ------
          224            273             62             59             83             55            232             52
       ======         ======         ======         ======         ======         ======         ======         ======
        2,186          2,647            149            114             85             75            237            147
         (885)          (835)           (33)           (25)           (16)           (12)           (33)           (23)
       ------         ------         ------         ------         ------         ------         ------         ------
        1,301          1,812            116             89             69             63            204            124
       ======         ======         ======         ======         ======         ======         ======         ======
           55              2             --             --             --             --             --             --
          (16)            (1)            --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
           39              1             --             --             --             --             --             --
       ======         ======         ======         ======         ======         ======         ======         ======
          487            238             43              7             47             10             99             38
          (80)           (17)            (5)            (1)            (7)            (1)           (13)            (4)
       ------         ------         ------         ------         ------         ------         ------         ------
          407            221             38              6             40              9             86             34
       ======         ======         ======         ======         ======         ======         ======         ======

--------------------------------------------------------------------------------



                                                  MAINSTAY VP
                                                   SMALL CAP                      MAINSTAY VP
                                                   GROWTH--                     TOTAL RETURN--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        211             130             404             469
Units redeemed.........................        (23)            (22)           (443)           (451)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        188             108             (39)             18
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        254             193             390             493
Units redeemed.........................        (41)            (31)           (175)           (168)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        213             162             215             325
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         --              --              --               1
Units redeemed.........................         --              --              --              (1)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         --              --              --              --
                                            ======          ======          ======          ======
GROUP 4 POLICIES (b)
Units issued...........................        105              29              56              42
Units redeemed.........................        (15)             (3)            (12)             (2)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         90              26              44              40
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP                     MAINSTAY VP
                                             MAINSTAY VP                    DREYFUS LARGE                    EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                     COMPANY                       MANAGEMENT
               VALUE--                    INCOME & GROWTH--                    VALUE--                     GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------
          401             464              62              34              53              33             105             120
         (365)           (342)             (9)             (6)            (20)             (7)            (49)            (74)
       ------          ------          ------          ------          ------          ------          ------          ------
           36             122              53              28              33              26              56              46
       ======          ======          ======          ======          ======          ======          ======          ======
          435             595             116             134             154             151             465             553
         (176)           (140)            (48)            (44)            (54)            (47)           (220)           (202)
       ------          ------          ------          ------          ------          ------          ------          ------
          259             455              68              90             100             104             245             351
       ======          ======          ======          ======          ======          ======          ======          ======
           47              12              33               1               5               1               8              11
           (9)             (6)             (1)             --              --              --              (1)             --
       ------          ------          ------          ------          ------          ------          ------          ------
           38               6              32               1               5               1               7              11
       ======          ======          ======          ======          ======          ======          ======          ======
          135              93              26               9              33              10              54              21
          (26)             (6)             (5)             (1)             (4)             (1)            (11)             (2)
       ------          ------          ------          ------          ------          ------          ------          ------
          109              87              21               8              29               9              43              19
       ======          ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                     ALGER
                                           ALGER AMERICAN          AMERICAN
                                             LEVERAGED               SMALL           AMERICAN CENTURY
                                             ALL CAP--         CAPITALIZATION--     VP INTERNATIONAL--
                                           CLASS O SHARES       CLASS O SHARES           CLASS II
                                         ------------------   -------------------   ------------------
                                           2003     2002(c)     2003       2002       2003     2002(e)
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       --        --        407        450         --        --
Units redeemed.........................       --        --       (218)      (280)        --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --        --        189        170         --        --
                                          ======    ======     ======     ======     ======    ======
GROUP 2 POLICIES
Units issued...........................       --        --        486        605         --        --
Units redeemed.........................       --        --       (248)      (218)        --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --        --        238        387         --        --
                                          ======    ======     ======     ======     ======    ======
GROUP 3 POLICIES
Units issued...........................        3         1         78          8         17        --
Units redeemed.........................       --        --         (2)        (4)        --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............        3         1         76          4         17        --
                                          ======    ======     ======     ======     ======    ======
GROUP 4 POLICIES (b)
Units issued...........................       --        --         33          9         --        --
Units redeemed.........................       --        --         (5)        (1)        --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --        --         28          8         --        --
                                          ======    ======     ======     ======     ======    ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                   DREYFUS IP          DREYFUS VIF          FIDELITY(R)
         AMERICAN              CALVERT             TECHNOLOGY           DEVELOPING              VIP
    CENTURY VP VALUE--         SOCIAL               GROWTH--            LEADERS--         CONTRAFUND(R)--
         CLASS II             BALANCED           INITIAL SHARES       INITIAL SHARES       INITIAL CLASS
    ------------------   -------------------   -------------------   ----------------   -------------------
      2003     2002(d)     2003       2002       2003       2002         2003(g)          2003       2002
    -------------------------------------------------------------------------------------------------------
         --        --         25         25        141         29             --            638        715
         --        --        (26)       (20)       (10)        (4)            --           (461)      (466)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --         (1)         5        131         25             --            177        249
     ======    ======     ======     ======     ======     ======         ======         ======     ======
         --        --         47         91        136         86             --            919      1,055
         --        --        (40)       (21)       (20)       (14)            --           (417)      (368)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --          7         70        116         72             --            502        687
     ======    ======     ======     ======     ======     ======         ======         ======     ======
         15        --         --         --          2          3             11             38          4
         --        --         --         --         --         --             --             (2)        (1)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         15        --         --         --          2          3             11             36          3
     ======    ======     ======     ======     ======     ======         ======         ======     ======
         --        --         13          6         55         11             --            199         67
         --        --         (2)        --         (9)        (2)            --            (40)        (8)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --         11          6         46          9             --            159         59
     ======    ======     ======     ======     ======     ======         ======         ======     ======

--------------------------------------------------------------------------------



                                                  Fidelity(R)
                                                      VIP                         FIDELITY(R)
                                                EQUITY-INCOME--                  VIP GROWTH--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        288             307              --              --
Units redeemed.........................       (210)           (203)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         78             104              --              --
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        397             445              --              --
Units redeemed.........................       (140)           (126)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        257             319              --              --
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         63              11              14              --
Units redeemed.........................         (3)             (5)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         60               6              14              --
                                            ======          ======          ======          ======
GROUP 4 POLICIES (b)
Units issued...........................        110              43              --              --
Units redeemed.........................        (19)             (4)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         91              39              --              --
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                                JANUS ASPEN
                                                                                                  SERIES
        FIDELITY(R)         FIDELITY(R) VIP                               FIDELITY(R)             MID CAP
            VIP               INVESTMENT            FIDELITY(R)               VIP                GROWTH--
        INDEX 500--          GRADE BOND--          VIP MID CAP--          OVERSEAS--           INSTITUTIONAL
       INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS            SHARES
    -------------------   -------------------   -------------------   -------------------   -------------------
      2003       2002       2003     2002(f)      2003       2002       2003     2002(a)      2003       2002
    -----------------------------------------------------------------------------------------------------------
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
         53          2          4          5         11         11         46         --          2         --
         (2)        (1)        --         --         (5)        (2)        (1)        --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         51          1          4          5          6          9         45         --          2         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======

--------------------------------------------------------------------------------


                                                                                  JANUS ASPEN
                                                  JANUS ASPEN                       SERIES
                                                    SERIES                         WORLDWIDE
                                                  BALANCED--                       GROWTH--
                                             INSTITUTIONAL SHARES            INSTITUTIONAL SHARES
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        419             519             816             909
Units redeemed.........................       (342)           (312)           (753)           (728)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         77             207              63             181
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................      1,299           1,700           1,836           2,070
Units redeemed.........................       (701)           (570)         (1,003)           (761)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        598           1,130             833           1,309
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         14              16               3               9
Units redeemed.........................         (3)            (13)             (1)             (1)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         11               3               2               8
                                            ======          ======          ======          ======
GROUP 4 POLICIES (b)
Units issued...........................        270             126             126              57
Units redeemed.........................        (67)            (12)            (26)             (6)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        203             114             100              51
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



               MFS(R)                  MFS(R)          MFS(R)                 NEUBERGER
              INVESTORS             NEW DISCOVERY     UTILITIES              BERMAN AMT
           TRUST SERIES--             SERIES--        SERIES--                 MID-CAP                      T. ROWE PRICE
            INITIAL CLASS           INITIAL CLASS   INITIAL CLASS              GROWTH                  EQUITY INCOME PORTFOLIO
    -----------------------------   -------------   -------------   -----------------------------   -----------------------------
        2003            2002           2003(j)         2003(g)          2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
           --              --              --              --              --              --             196             216
           --              --              --              --              --              --             (48)            (30)
       ------          ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --              --             148             186
       ======          ======          ======          ======          ======          ======          ======          ======
           --              --              --              --              --              --             432             468
           --              --              --              --              --              --            (120)           (100)
       ------          ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --              --             312             368
       ======          ======          ======          ======          ======          ======          ======          ======
           --              --               2              --               3               6              37              13
           --              --              --              --              --              (5)             (8)             (2)
       ------          ------          ------          ------          ------          ------          ------          ------
           --              --               2              --               3               1              29              11
       ======          ======          ======          ======          ======          ======          ======          ======
           --              --              --              --              --              --             154              39
           --              --              --              --              --              --             (26)             (5)
       ------          ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --              --             128              34
       ======          ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                     VAN KAMPEN      VAN KAMPEN      VAN KAMPEN
                                   T. ROWE PRICE                    UIF EMERGING    UIF EMERGING      UIF U.S.
                                    LIMITED-TERM        VAN ECK       MARKETS          MARKETS          REAL
                                        BOND           WORLDWIDE       DEBT--         EQUITY--        ESTATE--
                                     PORTFOLIO        HARD ASSETS     CLASS I          CLASS I        CLASS I
                                 ------------------   -----------   ------------   ---------------   ----------
                                   2003     2002(F)     2003(K)       2003(H)       2003     2002     2003(I)
                                 ------------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued...................       --        --          --             --         215      217         --
Units redeemed.................       --        --          --             --        (120)    (167)        --
                                  ------    ------      ------         ------      ------   ------     ------
  Net increase (decrease)......       --        --          --             --          95       50         --
                                  ======    ======      ======         ======      ======   ======     ======
GROUP 2 POLICIES
Units issued...................       --        --          --             --         221      205         --
Units redeemed.................       --        --          --             --         (86)     (88)        --
                                  ------    ------      ------         ------      ------   ------     ------
  Net increase (decrease)......       --        --          --             --         135      117         --
                                  ======    ======      ======         ======      ======   ======     ======
GROUP 3 POLICIES
Units issued...................       18         8          --              2          --       --         --
Units redeemed.................       (1)       --          --             --          --       --         --
                                  ------    ------      ------         ------      ------   ------     ------
  Net increase (decrease)......       17         8          --              2          --       --         --
                                  ======    ======      ======         ======      ======   ======     ======
GROUP 4 POLICIES (b)
Units issued...................       --        --          --             --          26       10         --
Units redeemed.................       --        --          --             --          (5)      (1)        --
                                  ------    ------      ------         ------      ------   ------     ------
  Net increase (decrease)......       --        --          --             --          21        9         --
                                  ======    ======      ======         ======      ======   ======     ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2003, 2002, 2001, 2000 and 1999:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $ 14,432   $ 13,958   $ 12,184   $  8,626   $  7,108
Units Outstanding..................................         790        793        753        578        520
Variable Accumulation Unit Value...................    $  18.26   $  17.59   $  16.18   $  14.91   $  13.68
Total Return.......................................         3.8%       8.7%       8.5%       9.0%      (2.2%)
Investment Income Ratio............................         4.1%       4.6%       5.4%

GROUP 2 POLICIES(b)
Net Assets.........................................    $  8,491   $  6,999   $  3,868   $    597   $     89
Units Outstanding..................................         630        540        325         55          1
Variable Accumulation Unit Value...................    $  13.48   $  12.96   $  11.89   $  10.94   $  10.01
Total Return.......................................         4.0%       9.0%       8.7%       9.3%       0.1%
Investment Income Ratio............................         4.3%       5.7%       9.6%

GROUP 3 POLICIES
Net Assets.........................................    $    292   $     55   $      7   $     --   $     --
Units Outstanding..................................          25          5          1         --         --
Variable Accumulation Unit Value...................    $  11.48   $  10.99   $  10.04   $     --   $     --
Total Return.......................................         4.5%       9.5%       0.4%        --         --
Investment Income Ratio............................         5.2%       6.3%      53.8%

GROUP 4 POLICIES
Net Assets.........................................    $  1,614   $    552   $     --   $     --   $     --
Units Outstanding..................................         144         52         --         --         --
Variable Accumulation Unit Value...................    $  11.20   $  10.72   $     --   $     --   $     --
Total Return.......................................         4.5%       7.2%        --         --         --
Investment Income Ratio............................         5.4%      16.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                        MainStay VP                                            MainStay VP
            Capital Appreciation--Initial Class                              Cash Management
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $171,100   $131,204   $185,293   $225,952   $246,982   $ 16,841   $ 25,473   $ 46,014   $ 40,729   $ 22,448
       9,027      8,730      8,468      7,873      7,630     12,004     18,149     32,996     30,117     17,483
    $  18.95   $  15.03   $  21.88   $  28.70   $  32.37   $   1.40   $   1.40   $   1.39   $   1.35   $   1.28
        26.1%     (31.4%)    (23.8%)    (11.3%)     24.5%        --        0.6%       3.0%       5.5%       4.1%
         0.2%       0.1%       0.1%                             0.7%       1.4%       3.7%

    $ 46,871   $ 30,458   $ 29,631   $ 15,454   $    848   $ 13,640   $ 13,871   $ 12,365   $  3,264   $    270
       6,553      5,381      3,603      1,436         70     12,279     12,508     11,244      3,067        268
    $   7.15   $   5.66   $   8.22   $  10.76   $  12.12   $   1.11   $   1.11   $   1.10   $   1.06   $   1.01
        26.4%     (31.2%)    (23.6%)    (11.2%)     21.2%       0.2%       0.8%       3.8%       5.0%       1.0%
         0.2%       0.1%       0.1%                             0.7%       1.3%       3.4%

    $    171   $     89   $     72   $     --   $     --   $  1,680   $  3,050   $    523   $     --   $     --
          19         13          7         --         --      1,627      2,974        517         --         --
    $   9.05   $   7.12   $  10.30   $     --   $     --   $   1.03   $   1.03   $   1.01   $     --   $     --
        27.0%     (30.9%)      3.0%        --         --        0.7%       2.0%       1.0%        --         --
         0.3%       0.1%       0.3%                             0.7%       1.2%       2.1%

    $  1,868   $    443   $     --   $     --   $     --   $  2,431   $  1,472   $     --   $     --   $     --
         184         55         --         --         --      2,399      1,462         --         --         --
    $  10.15   $   7.99   $     --   $     --   $     --   $   1.01   $   1.01   $     --   $     --   $     --
        27.0%     (20.1%)       --         --         --        0.7%       1.0%        --         --         --
         0.3%       0.3%        --                              0.6%       1.0%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                                  CONVERTIBLE--INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  9,403   $  7,003   $  6,864   $  4,815   $  3,291
Units Outstanding..................................       535        484        434        295        190
Variable Accumulation Unit Value...................  $  17.58   $  14.48   $  15.83   $  16.30   $  17.28
Total Return.......................................      21.4%      (8.5%)     (2.9%)     (5.7%)     40.9%
Investment Income Ratio............................       2.5%       2.9%       4.1%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 14,680   $  9,942   $  7,252   $  2,692   $     83
Units Outstanding..................................     1,191        981        656        237          7
Variable Accumulation Unit Value...................  $  12.33   $  10.14   $  11.06   $  11.36   $  12.02
Total Return.......................................      21.6%      (8.3%)     (2.6%)     (5.5%)     20.2%
Investment Income Ratio............................       2.5%       3.3%       5.2%

GROUP 3 POLICIES
Net Assets.........................................  $    209   $     94   $     52   $     --   $     --
Units Outstanding..................................        18         10          5         --         --
Variable Accumulation Unit Value...................  $  11.57   $   9.46   $  10.28   $     --   $     --
Total Return.......................................      22.2%      (8.1%)      2.8%        --         --
Investment Income Ratio............................       2.8%       3.6%      11.9%

GROUP 4 POLICIES
Net Assets.........................................  $  1,791   $    336   $     --   $     --   $     --
Units Outstanding..................................       153         35         --         --         --
Variable Accumulation Unit Value...................  $  11.67   $   9.55   $     --   $     --   $     --
Total Return.......................................      22.2%      (4.5%)       --         --         --
Investment Income Ratio............................       3.5%      10.0%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



             MAINSTAY VP                                 MAINSTAY VP
     EQUITY INCOME--INITIAL CLASS                 GOVERNMENT--INITIAL CLASS
    ------------------------------   ----------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999
    -------------------------------------------------------------------------------------
    $  9,718   $  6,585   $  5,620   $ 12,095   $ 13,456   $  8,224   $  4,168   $  3,255
         907        787        570        704        792        528        284        270
    $  10.72   $   8.37   $   9.86   $  17.18   $  16.98   $  15.57   $  14.70   $  13.19
        28.1%     (15.1%)     (1.4%)      1.2%       9.1%       5.9%      11.4%      (2.4%)
         1.1%       1.1%       1.1%       4.3%       3.8%       5.5%

    $  5,632   $  2,954   $    962   $  5,949   $  5,589   $  2,237   $    150   $      9
         523        352         97        451        429        188         13          1
    $  10.76   $   8.39   $   9.87   $  13.19   $  13.01   $  11.91   $  11.22   $  10.05
        28.3%     (15.0%)     (1.3%)      1.4%       9.3%       6.1%      11.6%       0.5%
         1.2%       1.4%       3.0%       4.3%       4.3%       8.7%

    $     --   $     --   $     --   $    120   $     90   $     --   $     --   $     --
          --         --         --         11          8         --         --         --
    $     --   $     --   $     --   $  11.08   $  10.88   $     --   $     --   $     --
          --         --         --        1.9%       8.8%        --         --         --
          --         --         --        4.5%       4.4%        --

    $  1,814   $    458   $     --   $  1,656   $    631   $     --   $     --   $     --
         167         54         --        152         59         --         --         --
    $  10.84   $   8.41   $     --   $  10.87   $  10.67   $     --   $     --   $     --
        29.0%     (15.9%)       --        1.9%       6.7%        --         --         --
         1.5%       3.4%        --        5.9%      10.4%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MainStay VP
                                                                 Growth Equity--Initial Class
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 60,036   $ 46,902   $ 60,962   $ 69,704   $ 63,942
Units Outstanding..................................     2,450      2,402      2,348      2,211      1,947
Variable Accumulation Unit Value...................  $  24.50   $  19.53   $  25.96   $  31.53   $  32.85
Total Return.......................................      25.5%     (24.8%)    (17.7%)     (4.0%)     29.1%
Investment Income Ratio............................       1.1%       0.9%       0.7%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 25,743   $ 17,351   $ 15,533   $  7,403   $    322
Units Outstanding..................................     2,794      2,368      1,598        628         26
Variable Accumulation Unit Value...................  $   9.21   $   7.33   $   9.72   $  11.78   $  12.25
Total Return.......................................      25.7%     (24.6%)    (17.5%)     (3.8%)     22.5%
Investment Income Ratio............................       1.2%       1.1%       1.0%

GROUP 3 POLICIES
Net Assets.........................................  $    181   $    135   $    178   $     --   $     --
Units Outstanding..................................        20         18         18         --         --
Variable Accumulation Unit Value...................  $   9.24   $   7.31   $   9.65   $     --   $     --
Total Return.......................................      26.4%     (24.2%)     (3.5%)       --         --
Investment Income Ratio............................       1.5%       0.9%       1.8%

GROUP 4 POLICIES
Net Assets.........................................  $  1,665   $    429   $     --   $     --   $     --
Units Outstanding..................................       158         51         --         --         --
Variable Accumulation Unit Value...................  $  10.57   $   8.36   $     --   $     --   $     --
Total Return.......................................      26.4%     (16.4%)       --         --         --
Investment Income Ratio............................       1.5%       3.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                        MAINSTAY VP
                         HIGH YIELD                                            MAINSTAY VP
               CORPORATE BOND--INITIAL CLASS                          INDEXED EQUITY--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $ 47,585   $ 30,983   $ 29,909   $ 26,361   $ 25,846   $133,315   $ 99,916   $121,766   $120,772   $118,869
       2,179      1,921      1,879      1,726      1,581      4,890      4,665      4,392      3,800      3,369
    $  21.84   $  16.13   $  15.92   $  15.28   $  16.35   $  27.26   $  21.42   $  27.73   $  31.77   $  35.28
        35.4%       1.2%       4.2%      (6.5%)     12.1%      27.3%     (22.8%)    (12.7%)     (9.9%)     19.8%
         8.3%      10.7%      12.0%                             1.4%       1.3%       1.1%

    $ 18,335   $  9,959   $  5,199   $  1,398   $     90   $ 56,757   $ 35,382   $ 29,324   $ 14,201   $  2,016
       1,314        969        514        144          9      6,355      5,053      3,241      1,373        176
    $  13.95   $  10.28   $  10.12   $   9.70   $  10.36   $   8.93   $   7.00   $   9.05   $  10.35   $  11.47
        35.7%       1.6%       4.3%      (6.4%)      3.6%      27.6%     (22.6%)    (12.6%)     (9.8%)     14.7%
         8.6%      12.7%      16.0%                             1.5%       1.5%       1.4%

    $    411   $    271   $    234   $     --   $     --   $    410   $      9   $     --   $     --   $     --
          29         26         23         --         --         41          1         --         --         --
    $  14.00   $  10.27   $  10.06   $     --   $     --   $  10.06   $   7.85   $     --   $     --   $     --
        36.4%       2.1%       0.6%        --         --       28.2%     (21.5%)       --         --         --
         7.6%      11.3%     101.5%                             3.1%       3.1%        --

    $  3,601   $    851   $     --   $     --   $     --   $  6,886   $  1,890   $     --   $     --   $     --
         270         87         --         --         --        629        221         --         --         --
    $  13.36   $   9.79   $     --   $     --   $     --   $  10.95   $   8.54   $     --   $     --   $     --
        36.4%      (2.1%)       --         --         --       28.2%     (14.6%)       --         --         --
        11.0%      29.2%        --                              2.0%       4.4%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                             INTERNATIONAL EQUITY--INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  8,605   $  5,894   $  5,424   $  6,250   $  6,511
Units Outstanding..................................       533        471        412        405        343
Variable Accumulation Unit Value...................  $  16.15   $  12.51   $  13.18   $  15.44   $  18.97
Total Return.......................................      29.1%      (5.1%)    (14.6%)    (18.6%)     27.1%
Investment Income Ratio............................       2.0%       1.4%       1.3%

GROUP 2 POLICIES(b)
Net Assets.........................................  $  3,310   $  1,670   $  1,038   $    650   $     14
Units Outstanding..................................       334        218        129         69          1
Variable Accumulation Unit Value...................  $   9.92   $   7.67   $   8.06   $   9.42   $  11.56
Total Return.......................................      29.4%      (4.7%)    (14.4%)    (18.5%)     15.6%
Investment Income Ratio............................       2.3%       1.7%       1.5%

GROUP 3 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --

GROUP 4 POLICIES
Net Assets.........................................  $    526   $     59   $     --   $     --   $     --
Units Outstanding..................................        44          6         --         --         --
Variable Accumulation Unit Value...................  $  11.96   $   9.20   $     --   $     --   $     --
Total Return.......................................      30.0%      (8.0%)       --         --         --
Investment Income Ratio............................       3.4%       5.6%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



             MAINSTAY VP                      MAINSTAY VP                        MAINSTAY VP
     MID CAP CORE--INITIAL CLASS     MID CAP GROWTH--INITIAL CLASS     SMALL CAP GROWTH--INITIAL CLASS
    ------------------------------   ------------------------------   ---------------------------------
      2003       2002       2001       2003       2002       2001       2003        2002        2001
    ---------------------------------------------------------------------------------------------------
    $  7,136   $  4,625   $  4,832   $  7,461   $  3,688   $  4,730   $  8,132    $  4,477    $  5,104
         654        570        515        802        570        518        831         644         536
    $  10.91   $   8.11   $   9.38   $   9.30   $   6.47   $   9.12   $   9.78    $   6.95    $   9.51
        34.6%     (13.5%)     (6.2%)     43.8%     (29.1%)     (8.8%)     40.7%      (26.9%)      (4.9%)
         0.5%       0.3%       0.3%        --         --         --         --          --          --

    $  1,640   $    653   $    160   $  3,517   $  1,074   $    344   $  4,170    $  1,442    $    385
         149         80         17        363        160         36        415         202          40
    $  11.04   $   8.19   $   9.45   $   9.68   $   6.72   $   9.46   $  10.04    $   7.12    $   9.73
        34.8%     (13.4%)     (5.5%)     44.1%     (28.9%)     (5.4%)     41.0%      (26.8%)      (2.7%)
         0.6%       0.4%       1.0%        --         --         --         --          --          --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --    $     --    $     --
          --         --         --         --         --         --         --          --          --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --    $     --    $     --
          --         --         --         --         --         --         --          --          --
          --         --         --         --         --         --         --          --          --

    $    566   $     73   $     --   $  1,304   $    256   $     --   $  1,337    $    209    $     --
          49          9         --        120         34         --        115          26          --
    $  11.63   $   8.58   $     --   $  10.85   $   7.50   $     --   $  11.58    $   8.17    $     --
        35.5%     (14.2%)       --       44.8%     (25.0%)       --       41.7%      (18.3%)        --
         0.8%       1.1%        --         --         --         --         --          --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MainStay VP
                                                                 Total Return--Initial Class
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 42,609   $ 36,510   $ 43,693   $ 46,997   $ 48,176
Units Outstanding..................................     2,175      2,215      2,197      2,095      2,040
Variable Accumulation Unit Value...................  $  19.59   $  16.48   $  19.89   $  22.43   $  23.62
Total Return.......................................      18.8%     (17.0%)    (11.3%)     (5.0%)     16.2%
Investment Income Ratio............................       1.9%       2.5%       2.6%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 11,610   $  8,019   $  6,514   $  2,178   $    102
Units Outstanding..................................     1,214        998        673        200          9
Variable Accumulation Unit Value...................  $   9.57   $   8.03   $   9.68   $  10.89   $  11.44
Total Return.......................................      19.1%     (16.9%)    (11.1%)     (4.8%)     14.4%
Investment Income Ratio............................       2.1%       2.9%       4.0%

GROUP 3 POLICIES
Net Assets.........................................  $      3   $      1   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $  10.23   $   8.55   $     --   $     --   $     --
Total Return.......................................      19.7%     (14.5%)       --         --         --
Investment Income Ratio............................       2.2%       1.0%        --

GROUP 4 POLICIES
Net Assets.........................................  $    914   $    362   $     --   $     --   $     --
Units Outstanding..................................        84         40         --         --         --
Variable Accumulation Unit Value...................  $  10.84   $   9.06   $     --   $     --   $     --
Total Return.......................................      19.7%      (9.4%)       --         --         --
Investment Income Ratio............................       2.5%      13.3%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                               MAINSTAY VP
                        MAINSTAY VP                                          AMERICAN CENTURY
                    VALUE--INITIAL CLASS                              INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $ 40,618   $ 31,545   $ 37,813   $ 33,582   $ 28,171   $  1,371   $    711   $    652   $    377   $     --
       2,053      2,017      1,895      1,678      1,578        157        104         76         40         --
    $  19.78   $  15.64   $  19.95   $  20.01   $  17.85   $   8.72   $   6.82   $   8.54   $   9.40   $     --
        26.5%     (21.6%)     (0.3%)     12.1%       8.1%      27.8%     (20.1%)     (9.1%)     (6.0%)       --
         1.6%       1.4%       1.5%                             1.9%       1.2%       1.0%

    $ 14,265   $  8,835   $  5,849   $    870   $     89   $  3,183   $  2,008   $  1,716   $    761   $     36
       1,208        948        493         73          8        351        284        194         78          3
    $  11.81   $   9.32   $  11.86   $  11.87   $  10.57   $   9.07   $   7.08   $   8.84   $   9.71   $  10.93
        26.7%     (21.4%)     (0.1%)     12.3%       5.7%      28.1%     (19.9%)     (9.0%)    (11.2%)      9.3%
         1.7%       1.8%       2.7%                             1.6%       1.3%       1.2%

    $    736   $    274   $    296   $     --   $     --   $    350   $      9   $     --   $     --   $     --
          73         35         29         --         --         33          1         --         --         --
    $  10.11   $   7.94   $  10.05   $     --   $     --   $  10.52   $   8.18   $     --   $     --   $     --
        27.4%     (21.0%)      0.5%        --         --       28.7%     (18.2%)       --         --         --
         1.8%       1.4%       8.1%                             1.8%       1.2%        --

    $  2,025   $    708   $     --   $     --   $     --   $    323   $     68   $     --   $     --   $     --
         196         87         --         --         --         29          8         --         --         --
    $  10.31   $   8.10   $     --   $     --   $     --   $  11.14   $   8.66   $     --   $     --   $     --
        27.4%     (19.0%)       --         --         --       28.7%     (13.4%)       --         --         --
         2.1%       4.4%        --                              2.2%       3.7%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                      Dreyfus Large Company
                                                                       Value--Initial Class
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $  1,238   $    725   $    691   $     72   $     --
Units Outstanding..................................         130         96         70          7         --
Variable Accumulation Unit Value...................    $   9.56   $   7.52   $   9.82   $  10.36   $     --
Total Return.......................................        27.1%     (23.4%)     (5.2%)      3.6%        --
Investment Income Ratio............................         0.9%       0.7%       1.2%

GROUP 2 POLICIES(b)
Net Assets.........................................    $  4,035   $  2,364   $  2,001   $    560   $     21
Units Outstanding..................................         396        296        192         51          2
Variable Accumulation Unit Value...................    $  10.18   $   8.00   $  10.42   $  10.96   $  10.34
Total Return.......................................        27.3%     (23.2%)     (4.9%)      6.0%       3.4%
Investment Income Ratio............................         1.0%       0.7%       1.1%

GROUP 3 POLICIES
Net Assets.........................................    $     63   $     10   $     --   $     --   $     --
Units Outstanding..................................           6          1         --         --         --
Variable Accumulation Unit Value...................    $  10.56   $   8.26   $     --   $     --   $     --
Total Return.......................................        27.9%     (17.4%)       --         --         --
Investment Income Ratio............................         1.3%       0.7%        --

GROUP 4 POLICIES
Net Assets.........................................    $    407   $     74   $     --   $     --   $     --
Units Outstanding..................................          38          9         --         --         --
Variable Accumulation Unit Value...................    $  10.64   $   8.31   $     --   $     --   $     --
Total Return.......................................        27.9%     (16.9%)       --         --         --
Investment Income Ratio............................         1.4%       1.8%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                             ALGER AMERICAN
                        MAINSTAY VP                             LEVERAGED          ALGER AMERICAN
                   EAGLE ASSET MANAGEMENT                       ALL CAP--        SMALL CAPITALIZATION--
                GROWTH EQUITY--INITIAL CLASS                 CLASS O SHARES        CLASS O SHARES
    ----------------------------------------------------   -------------------   -------------------
      2003       2002       2001       2000       1999       2003       2002       2003       2002
    ------------------------------------------------------------------------------------------------
    $  3,207   $  2,214   $  2,750   $  1,967   $     --   $     --   $     --   $ 14,286   $  8,883
         461        405        359        213         --         --         --      1,562      1,373
    $   6.95   $   5.47   $   7.67   $   9.25   $     --   $     --   $     --   $   9.15   $   6.47
        27.2%     (28.7%)    (17.1%)     (7.5%)       --         --         --       41.4%     (26.7%)
         0.2%       0.1%        --                               --         --         --         --

    $ 12,283   $  7,827   $  7,326   $  3,130   $    136   $     --   $     --   $ 10,177   $  6,027
       1,305      1,060        709        251         10         --         --      1,475      1,237
    $   9.41   $   7.39   $  10.34   $  12.45   $  13.90   $     --   $     --   $   6.90   $   4.87
        27.4%     (28.6%)    (16.9%)    (10.4%)     39.0%        --         --       41.6%     (26.6%)
         0.2%       0.1%        --                               --         --         --         --

    $    191   $     96   $     21   $     --   $     --   $     38   $      6   $    894   $     51
          21         13          2         --         --          3          1         83          7
    $   9.30   $   7.26   $  10.11   $     --   $     --   $  11.92   $   8.85   $  10.82   $   7.60
        28.1%     (28.2%)      1.1%        --         --       34.7%     (11.5%)     42.3%     (26.2%)
         0.2%       0.1%        --                               --         --         --         --

    $    655   $    159   $     --   $     --   $     --   $     --   $     --   $    430   $     66
          62         19         --         --         --         --         --         37          8
    $  10.54   $   8.23   $     --   $     --   $     --   $     --   $     --   $  11.77   $   8.27
        28.1%     (17.7%)       --         --         --         --         --       42.3%     (17.3%)
         0.2%       0.2%        --                               --         --         --         --


             ALGER AMERICAN
       SMALL CAPITALIZATION--
             CLASS O SHARES
     ------------------------------
       2001       2000       1999
    ----------------------------------------------------------------------------------------------------------------------
     $ 10,628   $ 12,193   $ 16,661
        1,203        966        954
     $   8.83   $  12.62   $  17.46
        (30.0%)    (27.7%)     42.4%
           --
     $  5,640   $  3,724   $     62
          850        394          5
     $   6.64   $   9.46   $  13.06
        (29.8%)    (27.6%)     30.6%
           --
     $     28   $     --   $     --
            3         --         --
     $  10.31   $     --   $     --
          3.1%        --         --
           --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                       AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                                     INTERNATIONAL--CLASS II     VALUE--CLASS II
                                                     -----------------------   -------------------
                                                        2003         2002        2003       2002
                                                     ---------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Variable Accumulation Unit Value...................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Investment Income Ratio............................         --           --          --         --

GROUP 2 POLICIES(b)
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Variable Accumulation Unit Value...................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Investment Income Ratio............................         --           --          --         --

GROUP 3 POLICIES
Net Assets.........................................   $    208     $     --    $    189   $     --
Units Outstanding..................................         17           --          15         --
Variable Accumulation Unit Value...................   $  11.98     $   9.63    $  12.68   $   9.84
Total Return.......................................       24.4%        (3.7%)      28.8%      (1.6%)
Investment Income Ratio............................         --           --          --         --

GROUP 4 POLICIES
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Variable Accumulation Unit Value...................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Investment Income Ratio............................         --           --          --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                     DREYFUS IP                 DREYFUS VIF
                          CALVERT                               TECHNOLOGY GROWTH--         DEVELOPING LEADERS--
                      SOCIAL BALANCED                              INITIAL SHARES              INITIAL SHARES
    ----------------------------------------------------   ------------------------------   --------------------
      2003       2002       2001       2000       1999       2003       2002       2001             2003
    ------------------------------------------------------------------------------------------------------------
    $  1,377   $  1,178   $  1,275   $  1,248   $    983   $  1,633   $    320   $    279         $     --
          98         99         94         85         64        185         54         29               --
    $  14.04   $  11.85   $  13.58   $  14.70   $  15.28   $   8.81   $   5.88   $   9.77         $     --
        18.5%     (12.7%)     (7.6%)     (3.8%)     11.5%      49.9%     (39.8%)     (2.3%)             --
         1.9%       2.9%       3.9%                              --         --         --               --

    $  1,712   $  1,379   $    914   $    400   $      8   $  1,884   $    550   $    191         $     --
         172        165         95         39          1        206         91         19               --
    $   9.93   $   8.36   $   9.57   $  10.33   $  10.72   $   9.13   $   6.08   $  10.08         $     --
        18.7%     (12.6%)     (7.4%)     (3.6%)      7.2%      50.2%     (39.7%)      0.8%              --
         2.0%       3.4%       5.8%                              --         --         --               --

    $     --   $     --   $     --   $     --   $     --   $     53   $     24   $      5         $    135
          --         --         --         --         --          5          3         --               11
    $     --   $     --   $     --   $     --   $     --   $  11.51   $   7.63   $  12.59         $  12.75
          --         --         --         --         --       51.0%     (39.4%)     25.9%            27.5%
          --         --         --                               --         --         --               --

    $    185   $     59   $     --   $     --   $     --   $    637   $     68   $     --         $     --
          17          6         --         --         --         55          9         --               --
    $  11.11   $   9.31   $     --   $     --   $     --   $  11.59   $   7.68   $     --         $     --
        19.3%      (6.9%)       --         --         --       51.0%     (23.2%)       --               --
         2.6%      16.8%        --                               --         --         --               --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                     FIDELITY(R) VIP
                                                              CONTRAFUND(R)--INITIAL CLASS
                                                     -----------------------------------------------
                                                      2003      2002      2001      2000      1999
                                                     -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $59,024   $43,637   $44,376   $43,916   $37,009
Units Outstanding..................................    3,117     2,940     2,691     2,321     1,814
Variable Accumulation Unit Value...................  $ 18.94   $ 14.84   $ 16.49   $ 18.92   $ 20.41
Total Return.......................................     27.6%    (10.0%)   (12.8%)    (7.3%)    23.4%
Investment Income Ratio............................      0.4%      0.8%      0.8%

GROUP 2 POLICIES(b)
Net Assets.........................................  $30,734   $19,700   $15,235   $ 7,568   $   471
Units Outstanding..................................    2,774     2,273     1,586       688        40
Variable Accumulation Unit Value...................  $ 11.08   $  8.67   $  9.61   $ 11.00   $ 11.84
Total Return.......................................     27.8%     (9.8%)   (12.6%)    (7.1%)    18.4%
Investment Income Ratio............................      0.4%      0.7%      0.5%

GROUP 3 POLICIES
Net Assets.........................................  $   641   $   177   $   168   $    --   $    --
Units Outstanding..................................       56        20        17        --        --
Variable Accumulation Unit Value...................  $ 11.48   $  8.94   $  9.86   $    --   $    --
Total Return.......................................     28.5%     (9.3%)    (1.4%)      --        --
Investment Income Ratio............................      0.4%      0.8%       --

GROUP 4 POLICIES
Net Assets.........................................  $ 2,500   $   523   $    --   $    --   $    --
Units Outstanding..................................      218        59        --        --        --
Variable Accumulation Unit Value...................  $ 11.47   $  8.93   $    --   $    --   $    --
Total Return.......................................     28.5%    (10.7%)      --        --        --
Investment Income Ratio............................      0.2%       --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                     FIDELITY(R) VIP                         FIDELITY(R) VIP               FIDELITY(R) VIP
              EQUITY-INCOME--INITIAL CLASS                GROWTH--INITIAL CLASS       INDEX 500--INITIAL CLASS
     -----------------------------------------------   ---------------------------   ---------------------------
      2003      2002      2001      2000      1999      2003      2002      2001      2003      2002      2001
     -----------------------------------------------------------------------------------------------------------
     $22,122   $16,081   $17,855   $15,911   $12,869   $    --   $    --   $    --   $    --   $    --   $    --
       1,320     1,241     1,137       956       833        --        --        --        --        --        --
     $ 16.76   $ 12.95   $ 15.71   $ 16.64   $ 15.46   $    --   $    --   $    --   $    --   $    --   $    --
        29.4%    (17.7%)    (5.6%)     7.6%      5.6%       --        --        --        --        --        --
         1.7%      1.7%      1.5%                           --        --        --        --        --        --

     $12,853   $ 7,626   $ 5,786   $ 2,272   $   226   $    --   $    --   $    --   $    --   $    --   $    --
       1,111       855       536       199        21        --        --        --        --        --        --
     $ 11.57   $  8.92   $ 10.79   $ 11.41   $ 10.58   $    --   $    --   $    --   $    --   $    --   $    --
        29.7%    (17.3%)    (5.4%)     7.8%      5.8%       --        --        --        --        --        --
         1.6%      1.4%      1.1%                           --        --        --        --        --        --

     $   732   $    47   $     1   $    --   $    --   $   258   $   101   $   150   $   613   $    87   $   102
          66         6        --        --        --        28        15        15        63        11        10
     $ 11.17   $  8.57   $ 10.32   $    --   $    --   $  9.05   $  6.82   $  9.75   $  9.74   $  7.59   $  9.76
        30.3%    (17.1%)     3.2%       --        --      32.8%    (30.1%)    (2.5%)    28.4%    (22.2%)    (2.4%)
         0.3%      0.5%       --                           0.2%      0.3%       --       0.7%      1.3%       --

     $ 1,449   $   334   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         131        39        --        --        --        --        --        --        --        --        --
     $ 11.09   $  8.51   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
        30.3%    (14.9%)      --        --        --        --        --        --        --        --        --
         0.9%       --        --                            --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                       FIDELITY(R) VIP            FIDELITY(R) VIP             FIDELITY(R) VIP
                                                      INVESTMENT GRADE               MID CAP--                  OVERSEAS--
                                                     BOND--INITIAL CLASS           INITIAL CLASS               INITIAL CLASS
                                                     -------------------   ------------------------------   -------------------
                                                       2003       2002       2003       2002       2001       2003       2002
                                                     --------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Variable Accumulation Unit Value...................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Investment Income Ratio............................       --         --         --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Variable Accumulation Unit Value...................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Investment Income Ratio............................       --         --         --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $    89    $    51    $   632    $   393    $   344    $   509    $     1
Units Outstanding..................................        8          5         49         42         33         45         --
Variable Accumulation Unit Value...................  $ 10.70    $ 10.17    $ 12.89    $  9.30    $ 10.31    $ 11.29    $  7.88
Total Return.......................................      5.2%       1.7%      38.6%      (9.8%)      3.1%      43.4%     (21.2%)
Investment Income Ratio............................      4.1%        --        0.4%       0.8%        --        0.1%        --

GROUP 4 POLICIES
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Variable Accumulation Unit Value...................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Investment Income Ratio............................       --         --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


         Janus Aspen Series
          MID CAP GROWTH--                  JANUS ASPEN SERIES BALANCED--
        INSTITUTIONAL SHARES                    INSTITUTIONAL SHARES
     ---------------------------   -----------------------------------------------
      2003      2002      2001      2003      2002      2001      2000      1999
     -----------------------------------------------------------------------------
     $    --   $    --   $    --   $43,234   $36,821   $35,709   $31,845   $22,549
          --        --        --     2,165     2,089     1,882     1,589     1,092
     $    --   $    --   $    --   $ 19.97   $ 17.63   $ 18.98   $ 20.04   $ 20.66
          --        --        --      13.3%     (7.1%)    (5.3%)    (3.0%)    25.9%
          --        --        --       2.3%      2.5%      2.7%

     $    --   $    --   $    --   $47,916   $36,285   $26,919   $12,464   $   887
          --        --        --     4,251     3,653     2,523     1,108        77
     $    --   $    --   $    --   $ 11.27   $  9.93   $ 10.67   $ 11.25   $ 11.57
          --        --        --      13.5%     (6.9%)    (5.2%)    (2.8%)    15.7%
          --        --        --       2.3%      2.7%      3.1%

     $    27   $     2   $     1   $   246   $   110   $    86   $    --   $    --
           3        --        --        23        12         9        --        --
     $ 10.41   $  7.70   $ 10.69   $ 10.72   $  9.40   $ 10.04   $    --   $    --
        35.1%    (27.9%)     6.9%     14.0%     (6.3%)     0.4%       --        --
          --        --        --       2.5%      2.4%      4.2%

     $    --   $    --   $    --   $ 3,422   $ 1,084   $    --   $    --   $    --
          --        --        --       317       114        --        --        --
     $    --   $    --   $    --   $ 10.80   $  9.47   $    --   $    --   $    --
          --        --        --      14.0%     (5.3%)      --        --        --
          --        --        --       2.6%      4.4%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                   JANUS ASPEN SERIES
                                                                   WORLDWIDE GROWTH--
                                                                  INSTITUTIONAL SHARES
                                                     -----------------------------------------------
                                                      2003      2002      2001      2000      1999
                                                     -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $51,897   $41,366   $52,870   $60,953   $52,432
Units Outstanding..................................    3,386     3,323     3,142     2,790     2,010
Variable Accumulation Unit Value...................  $ 15.33   $ 12.45   $ 16.82   $ 21.84   $ 26.09
Total Return.......................................     23.1%    (25.9%)   (23.0%)   (16.3%)    63.4%
Investment Income Ratio............................      1.1%      0.9%      0.5%

GROUP 2 POLICIES(b)
Net Assets.........................................  $40,827   $27,454   $25,080   $14,062   $   629
Units Outstanding..................................    4,887     4,055     2,746     1,188        45
Variable Accumulation Unit Value...................  $  8.35   $  6.77   $  9.13   $ 11.84   $ 14.11
Total Return.......................................     23.4%    (25.7%)   (22.9%)   (16.1%)    41.1%
Investment Income Ratio............................      1.1%      1.0%      0.6%

GROUP 3 POLICIES
Net Assets.........................................  $   185   $   136   $   104   $    --   $    --
Units Outstanding..................................       20        18        10        --        --
Variable Accumulation Unit Value...................  $  9.46   $  7.63   $ 10.24   $    --   $    --
Total Return.......................................     24.0%    (25.4%)     2.4%       --        --
Investment Income Ratio............................      1.0%      1.1%      1.0%

GROUP 4 POLICIES
Net Assets.........................................  $ 1,530   $   418   $    --   $    --   $    --
Units Outstanding..................................      151        51        --        --        --
Variable Accumulation Unit Value...................  $ 10.15   $  8.19   $    --   $    --   $    --
Total Return.......................................     24.0%    (18.1%)      --        --        --
Investment Income Ratio............................      1.1%      1.8%       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                     MFS(R)
                                       NEW           MFS(R)
                                    DISCOVERY       UTILITIES
         MFS(R) INVESTORS           SERIES--        SERIES--         NEUBERGER BERMAN AMT
    TRUST SERIES--INITIAL CLASS   INITIAL CLASS   INITIAL CLASS         MID-CAP GROWTH
    ---------------------------   -------------   -------------   ---------------------------
     2003      2002      2001         2003            2003         2003      2002      2001
    -----------------------------------------------------------------------------------------
    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
         --        --        --           --              --           --        --        --

    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
         --        --        --           --              --           --        --        --

    $    54   $    46   $    61      $    22         $     5      $    39   $    10   $     4
          6         6         6            2              --            4         1        --
    $  9.63   $  7.88   $  9.97      $ 10.54         $ 12.87      $ 10.42   $  8.14   $ 11.52
       22.1%    (21.0%)    (0.3%)        5.4%           28.7%        28.1%    (29.3%)    15.2%
        0.7%      0.5%       --           --             2.2%          --        --        --

    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
         --        --        --           --              --           --        --        --


                      T. ROWE PRICE
                 EQUITY INCOME PORTFOLIO
     -----------------------------------------------
      2003      2002      2001      2000      1999
    -----------------------------------------------------------------------------------------   ------------------------------------
-----------
     $ 6,156   $ 3,525   $ 2,013   $    51   $    --
         516       368       182         5        --
     $ 11.92   $  9.57   $ 11.09   $ 11.01   $    --
        24.6%    (13.7%)     0.7%     10.1%       --
         1.8%      1.8%      1.8%
     $12,402   $ 6,921   $ 3,893   $   713   $    85
       1,029       717       349        64         9
     $ 12.05   $  9.65   $ 11.16   $ 11.06   $  9.83
        24.9%    (13.5%)     0.9%     12.5%     (1.7%)
         1.8%      1.8%      1.7%
     $   662   $   276   $   207   $    --   $    --
          61        32        21        --        --
     $ 10.85   $  8.65   $  9.96   $    --   $    --
        25.5%    (13.3%)    (0.4%)      --        --
         1.8%      1.8%      3.3%
     $ 1,764   $   298   $    --   $    --   $    --
         162        34        --        --        --
     $ 10.92   $  8.70   $    --   $    --   $    --
        25.5%    (13.0%)      --        --        --
         1.9%      2.7%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                                   VAN KAMPEN
                                                                   T. ROWE PRICE                                  UIF EMERGING
                                                                   LIMITED-TERM                 VAN ECK             MARKETS
                                                                       BOND                    WORLDWIDE             DEBT--
                                                                     PORTFOLIO                HARD ASSETS           CLASS I
                                                              -----------------------         -----------         ------------
                                                               2003            2002              2003                 2003
                                                              ----------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets..................................................  $    --         $    --           $    --             $    --
Units Outstanding...........................................       --              --                --                  --
Variable Accumulation Unit Value............................  $    --         $    --           $    --             $    --
Total Return................................................       --              --                --                  --
Investment Income Ratio.....................................       --              --                --                  --

GROUP 2 POLICIES(b)
Net Assets..................................................  $    --         $    --           $    --             $    --
Units Outstanding...........................................       --              --                --                  --
Variable Accumulation Unit Value............................  $    --         $    --           $    --             $    --
Total Return................................................       --              --                --                  --
Investment Income Ratio.....................................       --              --                --                  --

GROUP 3 POLICIES
Net Assets..................................................  $   269         $    86           $     4             $    20
Units Outstanding...........................................       26               8                --                   2
Variable Accumulation Unit Value............................  $ 10.52         $ 10.09           $ 11.38             $ 10.94
Total Return................................................      4.3%            0.9%             13.8%                9.4%
Investment Income Ratio.....................................      3.5%            4.3%               --                  --

GROUP 4 POLICIES
Net Assets..................................................  $    --         $    --           $    --             $    --
Units Outstanding...........................................       --              --                --                  --
Variable Accumulation Unit Value............................  $    --         $    --           $    --             $    --
Total Return................................................       --              --                --                  --
Investment Income Ratio.....................................       --              --                --                  --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                            Van Kampen
                         Van Kampen                          UIF U.S.
                            UIF                            Real Estate--
              Emerging Markets Equity--Class I                Class I
    ----------------------------------------------------   -------------
      2003       2002       2001       2000       1999         2003
    --------------------------------------------------------------------
    $  9,762   $  5,859   $  6,070   $  5,669   $  6,651     $     --
         888        792        742        644        456           --
    $  11.00   $   7.40   $   8.18   $   8.81   $  14.59     $     --
        48.6%      (9.5%)     (7.2%)    (39.6%)     94.3%          --
          --         --         --                                 --

    $  6,724   $  3,494   $  2,877   $  1,451   $     58     $     --
         595        461        344        161          4           --
    $  11.29   $   7.58   $   8.36   $   8.99   $  14.86     $     --
        48.9%      (9.4%)     (7.0%)    (39.5%)     48.6%          --
          --         --         --                                 --

    $      2   $      1   $     --   $     --   $     --     $      4
          --         --         --         --         --           --
    $  12.09   $   8.07   $     --   $     --   $     --     $  12.00
        49.7%     (19.3%)       --         --         --         20.0%
          --         --         --                                 --

    $    371   $     74   $     --   $     --   $     --     $     --
          30          9         --         --         --           --
    $  12.42   $   8.30   $     --   $     --   $     --     $     --
        49.7%     (17.0%)       --         --         --           --
          --         --         --                                 --

REPORT OF INDEPENDENT AUDITORS
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To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond (Initial Class), MainStay VP Capital Appreciation (Initial Class), MainStay VP Cash Management, MainStay VP Convertible (Initial Class), MainStay VP Equity Income (Initial Class), MainStay VP Government (Initial Class), MainStay VP Growth Equity (Initial Class), MainStay VP High Yield Corporate Bond (Initial Class), MainStay VP Indexed Equity (Initial Class), MainStay VP International Equity (Initial Class), MainStay VP Mid Cap Core (Initial Class), MainStay VP Mid Cap Growth (Initial Class), MainStay Small Cap Growth (Initial Class), MainStay VP Total Return (Initial Class), MainStay VP Value (Initial Class), MainStay VP American Century Income and Growth (Initial Class), MainStay VP Dreyfus Large Company Value (Initial Class), MainStay VP Eagle Asset Management Growth Equity (Initial Class), Alger American Leveraged All Cap (Class O Shares), Alger American Small Capitalization (Class O Shares), American Century VP Inflation Protection (Class II), American Century VP International (Class II), American Century VP Value (Class II), Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Dreyfus VIF Developing Leaders (Initial Shares) (formerly known as Dreyfus VIF Small Cap Growth), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Fidelity(R) VIP Growth (Initial Class), Fidelity(R) VIP Index 500 (Initial Class), Fidelity(R) VIP Investment Grade Bond (Initial Class), Fidelity(R) VIP Mid Cap (Initial Class), Fidelity(R) VIP Overseas (Initial Class), Janus Aspen Series Mid Cap Growth (Institutional Shares) (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), MFS(R) Investors Trust Series (Initial Class), MFS(R) New Discovery Series (Initial Class), MFS(R) Research Series (Initial Class), MFS(R) Utilities Series (Initial Class), Neuberger Berman AMT Mid-Cap Growth, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Hard Assets, Van Eck Worldwide Absolute Return, Van Kampen UIF Emerging Markets Debt (Class I), Van Kampen UIF Emerging Markets Equity (Class
I) and Van Kampen UIF U.S. Real Estate (Class I) Investment Divisions (constituting the NYLIAC Variable Universal Life Separate Account-I) at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 18, 2004